Document Entity Information (USD $)	3 Months Ended
	Sep. 30, 2012	Jul. 24, 2011
Document Entity Information [Abstract]
Document Type	10-K
Document period end date	Dec 31, 2012
Amendment flag	false
Document Period Focus	Q2
Document Fiscal Year Focus	2012
Current fiscal year end date	--12-31
Entity central index key	0000759458
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	Canandaigua National Corporation
Entity voluntary filers	No
Entity well known seasoned issuer	No
Entity common stock shares outstanding		1,887,154
Entity public float	$ 167,341,000

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Cash and Due from Banks	$ 47,748	$ 52,715
Interest-bearing Deposits in Banks and Other Financial Institutions	8,767	6,490
Federal funds sold	34,644	67,535
Securities:
- Available for sale, at fair value	102,774	114,258
- Held-to-maturity	175,850	167,225
Loans - net	1,441,455	1,276,426
Premises and equipment - net	15,119	16,101
Accrued interest receivable	6,596	6,627
Federal Home Loan Bank stock and Federal Reserve Bank stock	2,733	2,656
Goodwill	15,570	15,570
Intangible assets	6,233	7,737
Prepaid FDIC Assessment	2,824	3,905
Other assets	26,715	23,519
Total Assets	1,887,028	1,760,764
Deposits:
Demand Non-interest bearing	283,547	227,284
Demand-interest bearing	196,478	175,409
Savings and money market	812,485	745,713
Time	370,353	398,204
Total deposits	1,662,863	1,546,610
Borrowings	4,296	6,836
Junior subordinated debentures	51,547	51,547
Accrued interest payable and other liabilities	23,959	20,533
Total Liabilities	1,742,665	1,625,526
Stockholders' Equity:
Preferred stock	0	0
Common stock	9,732	9,732
Additional paid-in-capital	9,974	8,834
Retained earnings	129,502	120,675
Treasury stock	(4,046)	(4,912)
Accumulated other comprehensive income, net	(2,937)	(1,455)
Total Canandaigua National Corporation Stockholder's Equity	142,225	132,874
Noncontrolling Interest	2,138	2,364
Total Equity	144,363	135,238
Total Liabilities and Stockholders' Equity	$ 1,887,028	$ 1,760,764

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.01
Preferred stock, authorized shares	4,000,000
Preferred stock, issued shares	0
Common stock, par value	$ 20	$ 20
Common stock, authorized	16,000,000	16,000,000
Common stock, shares issued	1,946,496	1,946,496
Treasury stock, shares	58,497	57,748

CONDENSED CONSOLIDATED INCOME STATEMENTS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans, including fees	$ 66,963	$ 64,907	$ 67,571
Securities	7,014	7,936	8,652
Federal funds sold interest	132	354	207
Interest And Other Income	13	24	36
Total interest income	74,122	73,221	76,466
Interest expense:
Deposits	5,654	8,843	12,113
Borrowings	92	0	207
Junior subordinated debentures	2,773	2,905	3,005
Total interest expense	8,519	11,748	15,325
Net interest income	65,603	61,473	61,141
Provision for loan losses	4,300	3,775	6,150
Net interest income after provision for loan losses	61,303	57,698	54,991
Other income:
Service charges on deposit accounts	11,713	10,972	10,725
Trust and investment services income	12,916	12,445	10,984
Brokerage and investment subadisory services income	2,819	280	86
Net gain on sale of mortgage loans	3,959	2,126	2,366
Loan servicing income, net	876	928	877
Loan-related fees	431	267	351
(Loss) on calls of securities, net	(118)	(191)	(170)
Other operating income	2,527	1,981	1,502
Total other income	35,123	28,808	26,721
Operating expenses:
Salaries and employee benefits	38,407	35,019	30,526
Occupancy, net	8,142	7,530	6,805
Technology and data processing	5,309	4,480	3,881
Professional and other services	3,812	4,751	3,297
Marketing and public relations	3,077	2,829	2,515
Office supplies, printing and postage	1,665	1,556	1,470
Intangible amortization	1,504	1,187	995
Other real estate operations	854	1,049	1,297
FDIC insurance	1,186	1,405	2,152
Other operating expenses	5,419	4,597	4,913
Total operating expenses	69,375	64,403	57,851
Income before income taxes	27,051	22,103	23,861
Income taxes	8,434	6,178	6,205
Net income before noncontrolling interests	18,617	15,925	17,656
Net (loss) attributable to noncontrolling interests	(220)	(387)	0
Canandaigua National Corporation net income	$ 18,837	$ 16,312	$ 17,656
Basic earnings per share	$ 9.98	$ 8.64	$ 9.35
Diluted earnings per share	$ 9.76	$ 8.48	$ 9.2

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income Available For Sale Securities Tax [Abstract]
Net Income	$ 18,617	$ 15,925	$ 17,656
Other Comprensive Income [Abstract]
Change in fair value of interest rate swap	(987)	(2,141)	324
Change in unrealized gain on securities available for sale	(468)	346	(971)
Plus reclassification adjustment for realized gains and losses included in net income on called securities	(27)	141	86
Other Comprehensive Income	(1,482)	(1,654)	(561)
Total other comprhensive income	17,135	14,271	17,095
Comprehensive income attributable to the noncontrolling interest	(220)	(387)	0
Comprehensive income attributable to the Company	$ 17,355	$ 14,658	$ 17,095

CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2009		$ 9,732	$ 8,591	$ 97,795	$ (5,143)	$ 760	$ 0
Balance, shares at Dec. 31, 2009	1,883,344
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	(324)	0
Change in unrealized gain on securities available for sale		0	0	0	0	(971)	0
Plus reclassification adjustment for realized losses included in net income on called securities	(86)	0	0	0	0	(86)	0
Net Income Loss	17,656	0	0	17,656	0	0	0
Purchase of treasury stock		0	0	0	511	0	0
Purchase of treasury stock, shares	(5,564)
Shares issued as compensation		0	0	0	54	0	0
Shares issued as compensation, shares	624
Cash dividend		0	0	5,121	0	0	0
Exercise of stock options			232	(562)	872
Exercise of stock options, shares	10,344
Balance at Dec. 31, 2010		9,732	8,823	109,768	(4,728)	199	0
Balance, shares at Dec. 31, 2010	1,888,748
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	2,141	0
Change in unrealized gain on securities available for sale		0	0	0	0	346	0
Plus reclassification adjustment for realized losses included in net income on called securities	(141)	0	0	0	0	(141)	0
Net Income Loss	15,925	0	0	16,312	0	0	(387)
Purchase of treasury stock		0	0	0	219	0	0
Purchase of treasury stock, shares	(1,912)
Shares issued as compensation		0	11	0	35	0	0
Shares issued as compensation, shares	418
Cash dividend		0	0	5,405	0	0	0
Change in noncontrolling interest							2,757
Payments of Dividends, Noncontrolling Interest							(6)
Balance at Dec. 31, 2011	135,238	9,732	8,834	120,675	(4,912)	(1,455)	2,364
Balance, shares at Dec. 31, 2011	1,887,254
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	987	0
Change in unrealized gain on securities available for sale		0	0	0	0	(468)	0
Plus reclassification adjustment for realized losses included in net income on called securities	27	0	0	0	0	27	0
Net Income Loss	18,617	0	0	18,837	0	0	(220)
Purchase of treasury stock		0	0	0	1,442	0	0
Purchase of treasury stock, shares	(9,715)
Shares issued as compensation		0	18	0	21	0	0
Shares issued as compensation, shares	264
Cash dividend		0	0	8,975	0	0	0
Change in noncontrolling interest							0
Payments of Dividends, Noncontrolling Interest							(6)
Exercise of stock options		0	1,122	(1,035)	2,287	0	0
Exercise of stock options, shares	27,700
Balance at Dec. 31, 2012	$ 144,363	$ 9,732	$ 9,974	$ 129,502	$ (4,046)	$ (2,937)	$ 2,138
Balance, shares at Dec. 31, 2012	1,905,503

CONDENSED CONSOLIDATED OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities:
Net income	$ (18,837)	$ (16,312)	$ (17,656)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion	7,216	6,097	5,285
Provision for loan losses	4,300	3,775	6,150
Gain on sale of premises and equipment and other real estate, net	(213)	(105)	(32)
Writedown of other real estate	200	208	493
Deferred income tax benefit	(1,328)	(574)	(763)
Income from equity-method investments, net	(336)	(363)	59
(Loss) on calls of securities, net	118	191	170
Net gain on sale of mortgage loans	(3,959)	(2,126)	(2,366)
Originations of loans held for sale	(271,815)	(166,240)	(203,582)
Proceeds from sale of loans held for sale	262,217	174,923	198,492
(Increase) decrease in other assets	(689)	304	3,564
Increase (decrease) in all other liabilities	1,679	2,930	(2,857)
Net cash provided by operating activities	16,227	35,332	22,269
Securities available-for-sale:
Proceeds from maturities and calls	103,842	80,156	65,844
Purchases	(93,322)	(79,888)	(62,409)
Securities held to maturity:
Proceeds from maturities and calls	36,329	42,613	33,256
Purchases	(46,632)	(55,228)	(31,076)
Loan principal collections in excess of originations, net	(158,306)	(99,398)	(45,135)
Purchase of premises and equipment, net	(1,597)	(4,044)	(4,428)
Purchases of FRB and FHLB stock, net	(95)	(196)	229
Investment in equity-method investments	(679)	(5)	(752)
Proceeds from sale of other real estate	3,261	1,158	1,144
Acquistion of WBI net of cash acquired	0	(1,725)	0
Net cash provided (used) by investing activities	(157,199)	(116,557)	(43,327)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Net increase in demand, savings and money market deposits	144,104	163,466	96,846
Net decrease in time deposits	(27,851)	(90,186)	(1,213)
Principal repayments of term borrowings	(2,632)	(330)	(9,534)
Proceeds from sale of treasury stock	39	46	54
Payments to acquire treasury stock	(1,442)	(219)	(511)
Proceeds from issuance of treasury stock under stock option plan	1,252	0	310
Tax benefit from stock option exercise	1,122	0	232
Change in noncontrolling interest, net	226	(2,364)	0
Dividends paid	(8,975)	(5,405)	(5,121)
Net cash provided by financing activities	105,391	69,736	81,063
Net increase in cash and cash equivalents	(35,581)	(11,489)	60,005
Cash and cash equivalents - beginning of period	126,740	138,229	78,224
Cash and cash equivalents - end of period	91,159	126,740	138,229
Supplemental Cash Flow Information [Abstract]
Interest paid	8,575	12,251	15,444
Income taxes paid	8,336	7,395	8,029
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Real estate acquired in settlement of loans	2,534	1,861	2,927
Fairvalueofacquisitionsabstract [Abstract]
Fair value of assets acquired (noncash)	0	8,878	0
Fair value of liabilities assumed.	$ 0	$ 8,454	$ 0

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Basis Of Presentation [Abstract]
Summary of Significant Accounting Policies
CANANDAIGUA NATIONAL CORPORATION AND SUBSIDIARIES
Notes to Consolidated Financial Statements December 31, 2012, 2011, 2010

(1) Summary of Significant Accounting Policies

Business

Canandaigua National Corporation (the Company) provides a full range of financial services, including banking, trust, investment, brokerage, and insurance services to individuals, corporations, and municipalities. The Company is subject to competition from other financial services and commercial companies in various regulated and unregulated industries. The Company and its subsidiaries are subject to the regulations of certain federal and state agencies and undergo regular examinations by those regulatory authorities.

Basis of Presentation

The Consolidated Financial Statements include the accounts of the Company and its wholly- and majority-owned subsidiaries. Its principal operations comprise the activities of The Canandaigua National Bank and Trust Company (the Bank), CNB Mortgage Company (CNBM), Genesee Valley Trust Company (GVT), and WBI OBS Financial, LLC (OBS). OBS is included effective November 30, 2011, the date of its acquisition. Although the Company owns 65% of OBS, pursuant to U.S. Generally Accepted Accounting Principles, the Company is required to consolidate 100% of OBS within the financial statements.  The 35% of OBS, which the Company does not own is separately accounted for as Non-controlling interests within the consolidated financial statements. All significant intercompany accounts and transactions have been eliminated in consolidation. The Company accounts for investments in less-than-majority-owned entities under the equity method. The Consolidated Financial Statements have been prepared in conformity with U.S. Generally Accepted Accounting Principles and conform to predominant practices within the financial services industry.

In preparing the Consolidated Financial Statements, management made estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements; as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, particularly with respect to the allowance for loan losses and securities with other than temporary impairment.

Amounts in prior years' Consolidated Financial Statements are reclassified whenever necessary to conform to the current year's presentation.

Management has evaluated the impact of subsequent events on these financial statements to the date of filing of this Annual Report with the Securities and Exchange Commission.

Effective August 31, 2010, CNB Mortgage Company became a wholly-owned subsidiary of The Canandaigua National Bank and Trust Company. It was formerly a wholly-owned subsidiary of Canandaigua National Corporation. The reason for the change was to bring CNB Mortgage Company under the federal banking regulatory structure from New York State's banking regulatory structure, which had become increasingly rigid and costly. There was no change in the consolidated financial results, in segment reporting, or in management of the companies.

Cash Equivalents

For the purpose of reporting cash flows, cash and cash equivalents include cash, interest-bearing and other balances due from banks, and federal funds sold.

Securities

The Company classifies its debt securities as either available for sale or held to maturity as the Company does not hold any securities considered to be trading. Held to maturity securities are those that the Company has the ability and intent to hold until maturity. Held to maturity securities are recorded at amortized cost. All other securities not included as held to maturity are classified as available for sale.

Available for sale securities are recorded at fair value. Except for unrealized losses charged to earnings for other-than-temporary-impairment deemed to be credit-related or based on intent to sell, unrealized holding gains and losses, net of the related tax effect, are excluded from earnings and are included in accumulated other comprehensive income (loss) in stockholders' equity until realized.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. Consideration is given to: (1) the length of time and the extent to which the fair value has been less than cost; (2) the financial condition and near-term prospects of the issuer; and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. A decline in fair value of any security below cost that is deemed other than temporary (“OTTI”) and related to the credit-worthiness of the issuer is charged to earnings, resulting in the establishment of a new cost basis for the security. Management generally evaluates the credit-worthiness of the issuer based on their ability to produce sufficient cash flows to service the contractual debt obligation.

Interest income and dividends are recognized when earned. Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to yield using the interest method. Realized gains and losses are included in earnings and are determined using the specific identification method.

Loans

Loans, other than loans designated as held for sale, are stated at the principal amount outstanding net of deferred origination costs. Interest and deferred fees and costs on loans are credited to income based on the effective interest method. Loans held for sale are carried at the lower of cost or fair value.

The accrual of interest on commercial and real estate loans is generally discontinued, and previously accrued interest is reversed, when the loans become 90 days delinquent or when, in management's judgment, the collection of principal and interest is uncertain. Loans are returned to accrual status when the doubt no longer exists about the loan's collectability and the borrower has demonstrated a sustained period of timely payment history. Specifically, the borrower will have resumed paying the full amount of scheduled interest and principal payments; all principal and interest amounts contractually due (including arrearages) are reasonably assured of repayment within a reasonable period (6 months); and there is a sustained period of repayment performance (generally a minimum of six months) by the borrower, in accordance with the contractual terms involving payments of cash or cash equivalents. Interest on consumer loans is accrued until the loan becomes 120 days past due at which time principal and interest are generally charged off.

Management, considering current information and events regarding the borrowers' ability to repay their obligations, considers a loan to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When a loan is considered to be impaired, and sufficient information exists to make a reasonable estimate of the inherent loss, the amount of the impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the loan's observable fair value or the fair value of underlying collateral if the loan is collateral-dependent. In the absence of sufficient, current data to make a detailed assessment of collateral values or cash flows, management measures impairment on a pool basis using historical loss factors equivalent to similarly impaired loans. Impairment reserves are included in the allowance for loan losses through a charge to the provision for loan losses. Cash receipts on impaired loans are generally applied to reduce the principal balance outstanding. In considering loans for evaluation of specific impairment, management generally excludes smaller balance, homogeneous loans: residential mortgage loans, home equity loans, and all consumer loans, unless such loans were restructured in a “troubled debt restructuring.” These loans are collectively evaluated for risk of loss on a pool basis.

Allowance for Loan Losses

The allowance for loan losses is a valuation reserve for probable and inherent incurred losses in the loan portfolio. Credit losses arise primarily from the loan portfolio, but may also be derived from other credit-related sources, when drawn upon, such as commitments, guarantees, and standby letters of credit. Additions are made to the allowance through periodic provisions, which are charged to expense. All losses of principal are charged to the allowance when incurred or when a determination is made that a loss is expected. Subsequent recoveries, if any, are credited to the allowance.

The Company has established a process to assess the adequacy of the allowance for loan losses and to identify the risks in the loan portfolio. This process consists of the identification of specific reserves for impaired commercial loans and residential mortgages, and the calculation of general reserves, which is a formula-driven allocation.

The calculation of the general reserve involves several steps. A historical loss factor is applied to each loan by loan type and loan classification. The historical loss factors are calculated using a loan-by-loan, trailing eight-quarter net loss migration analysis for commercial loans. For all other loans, a portfolio-wide, trailing eight-quarter net loss migration analysis is used. Adjustments are then made to the historical loss factors based on current-period quantitative objective elements (delinquency, non-performing assets, classified/criticized loan trends, charge-offs, concentrations of credit, recoveries, etc.) and subjective elements (economic conditions, portfolio growth rate, portfolio management, credit policy, and others). This methodology is applied to the commercial, residential mortgage, and consumer portfolios, and their related off-balance sheet exposures. Any allowance for off-balance sheet exposures is recorded in Other Liabilities.

While management uses available information to recognize losses on loans, future additions to the allowance may be necessary. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance based on their judgments about information available to them at the time of their examination.

Troubled Debt Restructurings

In the process of resolving nonperforming loans, we may choose to restructure the contractual terms of certain loans and attempt to work out alternative payment schedules with the borrower in order to avoid foreclosure of collateral. Any loans that are modified are evaluated to determine if they are "troubled debt restructurings” (TDR) and if so, are evaluated for impairment. A TDR is defined as a loan restructure where for legal or economic reasons related to a borrower's financial difficulties, the creditor grants one or more concessions to the borrower that it would not otherwise consider. Terms of loan agreements may be modified to fit the ability of the borrower to repay in respect of its current financial status and restructuring of loans may include the transfer of assets from the borrower to satisfy debt, a modification of loan terms, or a combination of the two. If a satisfactory restructure and payment arrangement cannot be reached, the loan may be referred to legal counsel for foreclosure.

Premises and Equipment

Land is carried at cost. Land improvements, buildings, leasehold improvements and equipment are carried at cost, less accumulated depreciation and amortization. Depreciation is computed using straight-line and accelerated methods over the estimated useful lives of the assets, three to twenty-five years. Amortization of leasehold improvements is provided over the lesser of the term of the lease, including renewal options, when applicable, or the estimated useful lives of the assets.

Other Real Estate

Real estate acquired through foreclosure or deed in lieu of foreclosure (other real estate) is included in other assets and is recorded at the lower of the unpaid loan balance on the property at the date of transfer, or fair value, less estimated costs to sell. Adjustments made to the value at transfer are charged to the allowance for loan losses. After transfer, the property is carried at the lower of cost or fair value less estimated costs to sell. Adjustments to the carrying values of such properties that result from subsequent declines in value are charged to operations in the period in which the declines occur. Operating earnings and costs associated with the properties are charged to other non-interest income and operating expense as incurred. Gains on the sale of other real estate are included in results of operations when the sale occurs.

Loan Servicing Assets

The Company services first-lien, residential loans for the Federal Home Loan Mortgage Company (FHLMC), also known as Freddie Mac, and certain commercial loans as lead participant. The associated servicing rights (assets) entitle the Company to a future stream of cash flows based on the outstanding principal balance of the loans and contractual servicing fees. Failure to service the loans in accordance with contractual requirements may lead to a termination of the servicing rights and the loss of future servicing fees.

The Company services all loans for FHLMC on a non-recourse basis; therefore, its credit risk is limited to temporary advances of funds to FHLMC, while FHLMC retains all credit risk associated with the loans. Commercial loans are serviced on a non- recourse basis, whereby the Company is subject to credit losses only to the extent of the proportionate share of the loan's principal balance owned. The Company's contract to sell loans to FHLMC and to the Federal Housing Administration (FHA) via third-parties contain certain representations and warranties that if not met by the Company would require the repurchase of such loans. The Company has not historically been subject to a material volume of repurchases nor is it as of the current year end.

Loan servicing assets are amortized to loan servicing income in the statement of income. In computing amortization expense, the Company uses historical prepayment rates for similar loan pools and applies this amortization rate to each pool. If prepayments occur at a rate different than the applied rate, the Company adjusts the specific pool's amortization in the period in which the change occurs.

For purposes of evaluating and measuring impairment of loan servicing rights, the Company stratifies these assets based on predominant risk characteristics of the underlying loans that are expected to have the most impact on projected prepayments, cost of servicing, and other factors affecting future cash flows associated with the servicing rights, such as loan type, rate, and term. The amount of impairment recognized is the amount by which the carrying value of the loan servicing rights for a stratum exceeds fair value. Impairment is recognized through the income statement.

Goodwill and Intangible Assets

Goodwill has an indefinite useful life and is not amortized, but is tested for impairment. Goodwill impairment tests are performed on an annual basis or when events or circumstances dictate. A qualitative assessment of goodwill is first performed, factoring company-specific and economic characteristics that might impact its carrying value. If the assessment indicates goodwill might be impaired, a quantitative test is performed in which the fair value of the reporting unit with goodwill is compared to the carrying amount of that reporting unit in order to determine if impairment is indicated. If so, the implied fair value of the reporting unit's goodwill is compared to its carrying amount and an impairment loss is measured by the excess of the carrying value over fair value. Fair value of goodwill is estimated using a weighted average of market-based analysis and discounted cash-flow income analysis of the underlying reporting unit.

Intangible assets that have finite useful lives, such as customer relationship, technology, and trade name intangibles, are amortized over their useful lives. Customer relationship intangibles are generally amortized over 15 years using an accelerated method. Technology is generally amortized over a five year period also using an accelerated method. Trade name intangible has been amortized on a straight-line basis over three years. Amortization of these assets is reported in other operating expenses. The amortization period is monitored to determine if circumstances require the period to be revised. The Company also periodically reviews its intangible assets for changes in circumstances that may indicate that the carrying amount of the assets are impaired. The Company tests its intangible assets for impairment if conditions indicate that an impairment loss has more likely than not been incurred by evaluating the recoverability of the assets' carrying value using estimates of undiscounted future cash flows over the remaining assets' lives. Any impairment loss is measured by the excess of carrying value over fair value and is recorded in the measured period as additional amortization expense.

Stock-Based Compensation

Stock-based compensation expense is recognized in the statement of income over the awards' vesting period based on the fair value of the award at the grant date.

The Company accounts for the liability associated with its stock appreciation rights plan at fair value which is re-measured each quarterly reporting period. Fair value is measured using the Black-Scholes-Merton option pricing model. The associated compensation expense or credit reported in the statement of income represents the change in the re-measured liability.

Income Taxes

The Company and its wholly-owned subsidiaries file income tax returns in the U.S. Federal jurisdiction and principally in the states of New York and Florida. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

Derivative Financial Instruments

Derivatives are recognized as either assets or liabilities in the balance sheet and are measured at fair value. If certain conditions are met, a derivative may be specifically designated as: (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment; (b) a hedge of the exposure to variable cash flows of a forecasted transaction; or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available for sale security, or a foreign currency denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. At inception of the hedge, management establishes the application of hedge accounting and the method it will use for assessing the effectiveness of the hedging derivative and the measurement approach for determining the ineffective aspect of the hedge. These are consistent with management's approach to managing risk.

The Company's derivative financial instruments include: (1) commitments to originate fixed-rate residential real estate loans to be held for sale; (2) commitments to sell fixed-rate residential loans; and (3) interest rate swap agreements.

Commitments to originate and commitments to sell fixed-rate residential real estate loans are recorded in the consolidated balance sheet at estimated fair value. Neither of these derivatives instruments is considered a hedge; therefore, periodic changes in the fair value of these instruments are recognized in mortgage banking income in the period in which the change occurs. However, due to the minimal volume and short-term nature of these instruments, the net impact of a change in fair value from the instruments' initially recognized fair value is generally immaterial.

The Company utilizes interest rate swap agreements as part of its management of interest rate risk to modify the repricing characteristics of its floating-rate junior subordinated debentures. For swap agreements, amounts receivable or payable are recognized as accrued under the terms of the agreement, and the net differential is recorded as an adjustment to interest expense of the related debentures. Interest rate swap agreements are designated as cash flow hedges. Therefore, the effective portion of the swaps' unrealized gain or loss was initially recorded as a component of other comprehensive income, and subsequent effective portions are recognized in interest expense. The ineffective portion of the unrealized gain or loss, if any, is reported in other operating income.

Common and Preferred Stock and Stock Split

At a special meeting of the Company's shareholders held on September 14, 2011, the Company's shareholders approved (a) a 4-for-1 forward stock split of the Company's common stock (the “Stock Split”) and (b) a corresponding amendment to the Company's Certificate of Incorporation that would affect the stock split by increasing the Company's total number of authorized shares from 8,000,000 to 20,000,000 shares, increasing the authorized number of shares of common stock from 4,000,000 to 16,000,000 shares, including changing the par value per share from $20.00 to $5.00, and implementing the Stock Split. The amendment to the Company's Certificate of Incorporation effecting the Stock Split was filed with New York State on September 20, 2011. All share data has been adjusted retroactively to reflect this stock split.

At the Company's April 2011 Annual Meeting, shareholders authorized a class of 4,000,000 shares of preferred stock, $.01 par value. No shares of preferred stock have been issued.

Accumulated Other Comprehensive Income (Loss)

The Company's comprehensive income consists of net income, changes in the net unrealized holding gains and losses of securities available for sale, and the unrealized gain or loss on the effective portion of cash flow hedges. Accumulated other comprehensive income (loss) on the consolidated statements of stockholders' equity is presented net of taxes.

Treasury Stock

Treasury stock is carried on the consolidated balance sheet at cost as a reduction of stockholders' equity. Shares are released from treasury at original cost on a first-in, first-out basis, with any gain on the sale reflected as an adjustment to additional paid-in capital. Losses are reflected as an adjustment to additional paid-in capital to the extent of gains previously recognized, otherwise as an adjustment to retained earnings.

Trust and Investment Services Income

Assets held in fiduciary or agency capacity for clients are not included in the accompanying consolidated balance sheets, since such assets are not assets of the Company. Fees are calculated based generally upon the market value of the underlying assets. Fee income is recognized when earned, and is not subject to return-performance contingencies.

Earnings Per Share

Basic earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of shares outstanding during the year. Diluted earnings per share includes the maximum dilutive effect of stock issuable upon exercise of stock options.

New Accounting Standards

The following Accounting Standards Updates (ASU) were implemented as of January 1, 2012 with no material impact to the financial condition or results of operations. However, a new statement was added and some footnotes were revised:

ASU 2011-03. Reconsideration of Effective Control for Repurchase Agreements, issued April 2011. The main objective in developing this Update was to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The amendments in this Update removed from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. Other criteria applicable to the assessment of effective control were not changed by the amendments in this Update.

ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, issued May 2011. The amendments were intended to converge fair value measurement and disclosure guidance in U.S. GAAP with the guidance in the International Accounting Standards Board's concurrently issued IFRS 13, Fair Value Measurement. The amendments in ASU 2011-04 did not modify the requirements for when fair value measurements apply; rather, they generally represented clarifications on how to measure and disclose fair value under ASC 820, Fair Value Measurement.

ASU 2011-05 Presentation of Comprehensive Income, issued June 2011. The objective of this Update was to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. The amendments required that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In ASU 2011-12 Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, the FASB indefinitely deferred certain reporting requirements for reclassifications out of accumulated other comprehensive income on a components basis.

ASU 2011-08 Testing Goodwill for Impairment, issued September 2011. The objective of this Update was to simplify how entities, both public and non-public, test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount.

The following Accounting Standards Updates (ASU) were implemented in 2011 with no material impact to the Company's financial condition or results of operations:

ASU 2010-28, Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts (a consensus of the FASB Emerging Issues Task Force). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors. The qualitative factors are consistent with the existing guidance and examples in paragraph 350-20-35-30, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

ASU 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations (a consensus of the FASB Emerging Issues Task Force). ASU201-29 specifies that if a public entity presents comparative financial statements, the entity (acquirer) should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. It also expands the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings.

ASU 2011-02.  A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring, issued April, 2011.  The amendments in this Update clarify the guidance on a creditor's evaluation of whether it has granted a concession. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following exist: (1) the restructuring constitutes a concession; and (2) the debtor is experiencing financial difficulties. The amendments in this Update were effective beginning with the third quarter of 2011, and were to be applied retrospectively to the beginning of 2011. In general, the Company does not renegotiate nor does it materially modify loans to troubled borrowers. Loans to troubled borrowers are typically placed in non-accrual status in advance of any consideration of renegotiation, and in only rare instances will the Company renegotiate a loan that results in a material concession to the borrower.

In addition to the Updates enumerated above, the Financial Accounting Standards Board issues, from time to time, updates containing technical amendments. These updates are generally effective immediately upon their issuance, but have no practical impact on our financial condition or results of operations. Because these are technical in nature, and have no material impact, a summary is not included herein.

Acqusitions of Trust and Investment Companies and Trust and Investment Management Accounts	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acqusitions of Trust and Investment Companies and Trust and Investment Management Accounts

(2) Acquisitions of Trust and Investment Companies and Trust and Investment Management Accounts

On November 30, 2011, the Company acquired a majority interest in WBI OBS Financial, LLC (WBI), a company formed to concurrently acquire OBS Holdings, Inc. (OBS). OBS, an Ohio-based company, provides brokerage and investment sub-advisory services to the Bank and several other financial institutions, primarily community banks and credit unions, and had approximately $900 million in managed assets. Under the terms of WBI's acquisition, it will pay the seller a total of $7 million, consisting of a $2.5 million payment in May 2012, a $3.5 million payment in November 2013, and $1 million cumulative quarterly non-maturity payments contingent upon net revenue improvements at OBS, all of which was included in Borrowings at December 31, 2011. Under the terms of the Company's purchase of WBI, in exchange for a 65% ownership interest, the Company paid WBI $2.3 million on November 30, 2011, and is to pay an additional $0.2 million. Additionally, the company funded the $2.5 million payment due May 31, 2012 for a total of $5.0 million. Future obligations of WBI will be shared pro-rata with other WBI investors. WBI investors have agreed to allocate up to 15% of the ownership structure to employees of OBS, subject to certain conditions. The results of WBI's consolidated operations are included in the Consolidated Statements of Income from the date of acquisition. In 2011, WBI reported an approximate $1.1 million loss, which was a result of merger-related legal and advisory expenses.

The acquisition resulted in the recording of certain intangible assets (customer list: $2.3 million and technology: $0.9 million), related deferred tax liabilities of $1.3 million, and goodwill of $6.8 million. In addition, a non-interest bearing note payable totaling $7.0 million was recorded along with a discount on the note of $0.2 million. The fair value of the non-controlling interest was estimated at $2.7 million. The customer list intangible is being amortized on an accelerated basis over twelve years and technology over five years. The note discount is being amortized over three years to interest expense.

The allocation of the purchase price was based on the fair value of assets acquired and liabilities assumed as of the acquisition date.  During 2012, the Company completed its comprehensive analysis of the fair value of assets acquired and liabilities assumed.  In addition to changes in those assets and liabilities, the revisions resulted in a reduction in goodwill of approximately $0.2 million.  The December 31, 2011 consolidated balance sheet has been adjusted to reflect the results of this analysis.

The following table presents a summary of the fair value of assets acquired and liabilities assumed (in thousands):

Consideration paid:
Cash to be paid to WBI	$5,000
Fair value of non-controlling interest	2,700
Total consideration	$7,700

Estimated recognized amounts of identifiable assets acquired:
Cash and equivalents	$525
Premises and equipment	61
Other assets	5,617
Customer list intangible	2,300
Technology	900
Due to seller, net of discount	(6,836)
Accrued expenses	(338)
Deferred tax liability	(1,280)
Total identifiable net assets	949

Goodwill:	$6,751

On September 29, 2006, the Bank acquired investment management accounts from another bank and assumed the successor trustee role for personal trusts. The market value of the underlying assets was approximately $66.6 million and was added to existing assets under administration. In connection with the acquisition, the Company recorded, at cost, a customer list intangible asset of approximately $1.4 million. The asset is being amortized on an accelerated basis over fifteen years. As a result of the Company's annual fair value estimation in 2011, an additional $50,000 amortization expense over expected amortization was recorded to reflect customer account attrition in excess of original estimates.

On January 2, 2008, the Company completed its acquisition of 100% of the voting shares of Genesee Valley Trust Company (GVT), a Rochester-based New York State chartered trust company. The acquisition of GVT provided the Company with additional trust and investment services income. The total cash purchase price approximated $18.8 million. A payment of $13.1 million was made at closing, and subsequent payments of $4.1 million, $1.3 million, and $0.3 million were made each January 2009, 2010, and 2011, respectively. The acquisition resulted in the recording of certain intangible assets (customer list: $6.9 million; trade name: $0.1 million) and goodwill, all of which totaled $8.8 million and substantially all of which was deductible for income tax purposes. In addition, a non-interest bearing note payable totaling $5.5 million was recorded along with a discount on the note of $0.5 million. The customer list intangible is being amortized on an accelerated basis over fifteen years, the trade name was amortized over three years. The note discount was amortized over three years to interest expense. As a result of the Company's annual fair value estimation in 2011, an additional $250,000 amortization expense over expected amortization was recorded to reflect customer account attrition in excess of original estimates.

On December 31, 2008, the Bank acquired from an investment management company, investment management accounts. The market value of the underlying assets was approximately $42.6 million and was added to existing assets under administration. An initial payment of $0.3 million was made at closing with subsequent payments of $0.2 million in December 2009 and $0.2 million in December 2010. The acquisition resulted in the recording of a customer list intangible asset of $0.7 million, substantially all of which was deductible for income tax purposes. The Company also recorded a non-interest bearing note totaling $0.3 million, which was paid as of December 31, 2010. The intangible asset is being amortized on an accelerated basis over fifteen years.

Acquisition-related identifiable intangible assets were comprised of the following at December 31, (in thousands):

	2012	2011
Gross carrying amounts
Customer list intangible from 2006	$1,420	1,420
Customer list intangible from GVT	6,870	6,870
Trade name from GVT	100	100
Customer list intangible from investment company	665	665
Customer list intangible from OBS	2,300	2,300
Technology intangible from OBS	900	900
Total	12,255	12,255
Less accumulated amortization	(6,022)	(4,518)

Intangible asset – net	$6,233	7,737

Amortization expense amounted to $1,504,000, $1,187,000, and $995,000 for the years ended December 31, 2012, 2011, and 2010, respectively. Amortization expense is projected over the next five years as follows: 2013: $1,241,000, 2014: $1,095,000; 2015: $991,000; 2016: $875,000 and 2017: $643,000.

Consideration paid:
Cash to be paid to WBI	$5,000
Fair value of non-controlling interest	2,700
Total consideration	$7,700

Estimated recognized amounts of identifiable assets acquired:
Cash and equivalents	$525
Premises and equipment	61
Other assets	5,617
Customer list intangible	2,300
Technology	900
Due to seller, net of discount	(6,836)
Accrued expenses	(338)
Deferred tax liability	(1,280)
Total identifiable net assets	949

Goodwill:	$6,751

Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Secutrities

(3) Securities

Amortized cost and fair value of available-for-sale and held-to-maturity securities at 2012 are summarized as follows:

	December 31, 2012
		Gross Unrealized
	Amortized			Fair
	Cost (1)	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$500	-	-	500
U.S. government sponsored enterprise obligations	60,158	214	(196)	60,176
State and municipal obligations	37,512	1,196	(22)	38,686
Corporate obligations (1)	1,073	23	(185)	911
Equity securities	2,293	208	-	2,501

Total Securities Available for Sale	$101,536	1,641	(403)	102,774

	(1)Amortized cost includes cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$5	-	-	5
State and municipal obligations	175,065	3,858	(112)	178,811
Corporate obligations	780	419	-	1,199

Total Securities Held to Maturity	$175,850	4,277	(112)	180,015

Amortized cost and fair value of available-for-sale and held-to-maturity securities at December 31, 2011 are summarized as follows:

	December 31, 2011
		Gross Unrealized
	Amortized			Fair
	Cost (1)	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	55,766	377	(18)	56,125
State and municipal obligations	53,531	1,917	(23)	55,425
Corporate obligations	1,093	2	(296)	799
Equity securities	1,295	112	-	1,407

Total securities Available for Sale	$112,187	2,408	(337)	114,258

	(1)Amortized cost includes cumulative write-downs of $360,000 prior to 2010 for other-than-temporary impairment.

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$1,007	1	-	1,008
State and municipal obligations	165,348	5,113	(135)	170,326
Corporate obligations	870	313	-	1,183

Total Securities Held to Maturity	$167,225	5,427	(135)	172,517

The amortized cost and fair value of debt securities by years to maturity as of December 31, 2012, follow (in thousands). Maturities of amortizing securities are classified in accordance with their contractual repayment schedules. Expected maturities will differ from contractual maturities since issuers may have the right to call or prepay obligations without penalties

	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost (1)	Fair Value	Cost	Fair Value
Years
Under 1	$14,817	14,976	31,638	32,076
1 to 5	29,102	30,187	133,956	137,204
5 to 10	51,537	51,361	9,476	9,536
10 and over	3,787	3,749	780	1,199

Total	$99,243	100,273	175,850	180,015

(1)Amortized cost includes a cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

The following table presents the fair value of securities with gross unrealized losses at December 31, 2012, aggregated by category and length of time that individual securities have been in a continuous loss position (in thousands).

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$28,787	187	1,615	9	30,402	196
State and municipal obligations	801	8	992	14	1,793	22
Corporate obligations	-	-	873	185	873	185

Total temporarily impaired securities	$29,588	195	3,480	208	33,068	403

Securities Held to Maturity:
State and municipal obligations	$10,044	66	5,809	46	15,853	112

Total temporarily impaired securities	$10,044	66	5,809	46	15,853	112

Substantially all of the unrealized losses on the Company's securities were caused by market interest rate changes from those in effect when the specific securities were purchased by the Company. The contractual terms of these securities do not permit the issuer to settle the securities at a price less than par value. Except for certain corporate obligations, all securities rated by an independent rating agency carry an investment grade rating. Because the Company does not intend to sell the securities and it believes it is not likely to be required to sell the securities before recovery of their amortized cost basis, which may be, and is likely to be, maturity, the Company does not consider these securities to be other-than-temporarily impaired at December 31, 2012, except as discussed below.

In the available-for-sale portfolio, the Company holds approximately $0.9 million of bank trust-preferred securities with an adjusted cost basis of $1.1 million. These securities are backed by debt obligations of banks, with approximately $0.8 million of the securities backed by two of the largest U.S. banks and $0.1 million backed by a pool of banks' debt in the form of a collateralized debt obligation (CDO). As a result of market upheaval, a lack of regular trading market in these securities, and bank failures, the fair value of these securities had fallen sharply in 2008 and continued to fall in the first half of 2009. The Company recognized cumulative OTTI amounting to $0.9 million on one CDO over several years. Management sold a portion of this security in 2011 and intends to sell the remainder in whole or in part over time. If the financial condition of the underlying banks deteriorates, further write-downs could occur before a sale, which would be reflected in the statement of operations. The maximum potential write-down would be its current carrying value of less than $0.1 million.

The following table presents the fair value of securities with gross unrealized losses at December 31, 2011, aggregated by category and length of time that individual securities have been in a continuous loss position (in thousands).

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$7,610	18	-	-	7,610	18
State and municipal obligations	355	3	996	20	1,351	23
Corporate obligations	-	-	759	296	759	296

Total temporarily impaired securities	$7,965	21	1,755	316	9,720	337

Securities Held to Maturity:
State and municipal obligations	$7,886	80	4,647	55	12,533	135

Total temporarily impaired securities	$7,886	80	4,647	55	12,533	135

Loans and Allowances for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowances for Loan Losses [Abstract]
Loans and Allowances for Loan Losses

(4) Loans and Allowance for Loan Losses

Loans

The Company's market area is generally Ontario County and Monroe County of New York State. Substantially all loans are made in this market area. Accordingly, the ultimate collectability of a substantial portion of the Company's loan portfolio is susceptible to changes in the economic conditions in this area. The Company's concentrations of credit risk are as disclosed in the following table of loan classifications. The concentrations of credit risk in related loan commitments and letters of credit parallel the loan classifications reflected. Other than general economic risks, management is not aware of any material concentrations of credit risk to any industry or individual borrower.

The major classifications of loans at December 31, 2012 and December 31, 2011, follow (in thousands), along with a description of their underwriting and risk characteristics:

	2012	2011

Commercial and industrial	$213,467	198,744
Mortgages:
Commercial	525,413	467,413
Residential - first lien	286,972	256,173
Residential - second lien	100,099	101,877
Consumer:
Automobile - indirect	283,836	227,541
Other	18,323	25,583
Other, including loans held for sale	21,113	7,556

Total loans	1,449,223	1,284,887
Plus - Net deferred loan costs	9,549	7,634
Less - Allowance for loan losses	(17,317)	(16,095)

Loans - net	$1,441,455	1,276,426

Commercial and Industrial Loans: These loans generally include term loans and lines of credit. Such loans are made available to businesses for working capital (including inventory and receivables), business expansion (including acquisition of real estate, expansion and improvements) and equipment purchases. As a general practice, a collateral lien is placed on equipment or other assets owned by the borrower. These loans carry a higher risk than commercial real estate loans by the nature of the underlying collateral, which can be business assets such as equipment and accounts receivable. To reduce the risk, management also attempts to secure secondary collateral, such as real estate, and obtain personal guarantees of the borrowers. To further reduce risk and enhance liquidity, these loans generally carry variable rates of interest, repricing in three- to five-year periods, and have a maturity of five years or less. Lines of credit generally have terms of one year or less and carry floating rates of interest (e.g., prime plus a margin).

Commercial Mortgages: Commercial real estate loans are made to finance the purchases of real property which generally consists of real estate with completed structures. These commercial real estate loans are secured by first liens on the real estate, which may include apartments, commercial structures housing businesses, healthcare facilities, and other non-owner occupied facilities. These loans are considered by the Company to be less risky than commercial and industrial loans, since they are secured by real estate and buildings. The loans typically have adjustable interest rates, repricing in three- to five-year periods, and require principal payments over a 10- to 25-year period. Many of these loans include call provisions within 10 to 15 years of their origination. The Company's underwriting analysis includes credit verification, independent appraisals, a review of the borrower's financial condition, and the underlying cash flows. These loans are typically originated in amounts of no more than 80% of the appraised value of the property serving as collateral.

Residential First-Lien Mortgages: We originate adjustable-rate and fixed-rate, one-to-four-family residential real estate loans for the construction, purchase or refinancing of a mortgage. These loans are collateralized by owner- and non-owner-occupied properties located in the Company's market area. They are amortized over five to 30 years. Substantially all residential loans secured by first mortgage liens are originated by CNB Mortgage and sold to either the Bank or third-party investors. Generally, fixed-rate mortgage loans with a maturity or call date of ten years or less and a rate of 4% or more are retained in the Company's portfolio. For longer term, fixed-rate residential mortgages without escrow, the Company generally retains the servicing, but sells the right to receive principal and interest to Federal Home Loan Mortgage Company, also known as Freddie Mac. All loans not retained in the portfolio or sold to Freddie Mac are sold to unrelated third parties with servicing released. This practice allows the Company to manage interest rate risk, liquidity risk, and credit risk. From time to time, the Company may also purchase residential mortgage loans which are originated and serviced by third parties. In an effort to manage risk of loss and strengthen secondary market liquidity opportunities, management typically uses secondary market underwriting, appraisal, and servicing guidelines. Loans on one-to-four-family residential real estate are mostly originated in amounts of no more than 85% of appraised value or have private mortgage insurance. Mortgage title insurance and hazard insurance are normally required. Construction loans have a unique risk, because they are secured by an incomplete dwelling. This risk is reduced through periodic site inspections, including at each loan draw period.

Residential Second-Lien Mortgages: The Company originates home equity lines of credit and second mortgage loans (loans secured by a second (junior) lien position on one-to-four-family residential real estate). These loans carry a higher risk than first mortgage residential loans as they are in a second position relating to collateral. Risk is reduced through underwriting criteria, which include credit verification, appraisals, a review of the borrower's financial condition, and personal cash flows. A security interest, with title insurance when necessary, is taken in the underlying real estate.

Consumer Loans: The Company funds a variety of consumer loans, including direct and indirect automobile (loans processed by automobile dealers on behalf of the Bank) loans, recreational vehicle loans, boat loans, aircraft loans, home improvement loans, and personal loans (collateralized and uncollateralized). Most of these loans carry a fixed rate of interest with principal repayment terms typically ranging from one to ten years, based upon the nature of the collateral and the size of the loan. The majority of consumer loans are underwritten on a secured basis using the underlying collateral being financed or a customer's deposit account. A small amount of loans are unsecured, which carry a higher risk of loss.

Loans Held for Sale: These are the Residential First-Lien Mortgages, discussed above, which are sold to Freddie Mac and other third parties. These loans are carried at their lower of cost or fair value, calculated on a loan-by-loan basis.

Commercial loan participations amounted to $109,365,000 and $114,969,000 at December 31, 2012 and 2011, respectively. Residential mortgage loans serviced for Freddie Mac, amounted to $528,316,000 and $461,950,000 at December 31, 2012 and 2011, respectively. None of these loans are included in the Consolidated Financial Statements or the tables within this Note.

Certain executive officers, directors and their business interests are customers of the Company. Transactions with these parties are based on substantially the same terms as similar transactions with unrelated third parties and do not carry more than normal credit risk. Borrowings by these related parties amounted to $8,386,000 and $5,366,000 at December 31, 2012, and 2011, respectively. During 2012, new borrowings amounted to $4,519,000 (including borrowings of executive officers and directors that were outstanding at the time of their election), and repayments and other reductions were $1,499,000. Additionally, the Bank has issued a letter of credit totaling $3,500,000 to the Company's majority-owned subsidiary in connection with its acquisition of OBS in 2011.

Allowance for Loan Losses

A summary of the changes in the allowance for loan losses follows (in thousands). Notwithstanding the estimated allocations set forth in any table, the entirety of the allowance is available to absorb losses in any portfolio

	Years Ended December 31,

	2012	2011	2010

Balance at the beginning of year	$16,095	15,635	14,232
Loans charged off	(4,203)	(4,563)	(5,998)
Recoveries of loans charged off	1,125	1,248	1,251
Provision charged to operations	4,300	3,775	6,150

Balance at end of year	$17,317	16,095	15,635

The following table presents an analysis of the allowance for loan losses by loan type, including a summary of the loan types individually and collectively evaluated for impairment as of December 31, 2012 and 2011 (in thousands). Loan balances included in the “Unallocated” column represent the balance of net deferred loan costs.

December 31, 2012			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095
Charge-offs	(907)	(746)	(673)	(48)	(1,341)	(488)	-	-	(4,203)
Recoveries	168	3	18	47	544	345	-	-	1,125
Provision	(2,393)	1,586	1,511	(54)	2,688	167	-	795	4,300
Ending Balance	$3,261	1,837	2,642	466	6,730	940	-	1,441	17,317

of which:
Amount for loans individually
evaluated for impairment	$515	88	-	-	-	-	-	-	603
Amount for loans collectively
evaluated for impairment	$2,746	1,749	2,642	466	6,730	940	-	1,441	16,714
Balance of loans individually
evaluated for impairment	$2,429	10,116	-	50	-	-	-	-	12,595
Balance of loans collectively
evaluated for impairment	$211,038	515,297	286,972	100,049	283,836	18,323	21,113	9,549	1,446,177

December 31, 2011			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,364	1,371	1,304	563	4,196	1,155	-	682	15,635
Charge-offs	(2,082)	(263)	(324)	(31)	(1,345)	(518)	-	-	(4,563)
Recoveries	153	-	142	9	700	244	-	-	1,248
Provision	1,958	(114)	664	(20)	1,288	35	-	(36)	3,775
Ending Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095

of which:
Amount for loans individually
evaluated for impairment	$895	243	-	-	-	-	-	-	1,138
Amount for loans collectively
evaluated for impairment	$5,498	751	1,786	521	4,839	916	-	646	14,957
Balance of loans individually
evaluated for impairment	$3,828	9,078	-	31	-	-	-	-	12,937
Balance of loans collectively
evaluated for impairment	$194,916	458,335	256,173	101,846	227,541	25,583	7,556	7,634	1,279,584

The balance in the allowance for loan losses decreased to 1.19% of the loan portfolio at December 31, 2012 from 1.25% of the loan portfolio at December 31, 2011. This decrease was principally due to the lower level of specific loan impairment reserves compared to 2011 combined with several key credit quality measurements: Internally classified loans (loans rated 6,7,8) decreased, the percentage of non-performing loans to total loans decreased, and net charge-offs to average loans decreased. These improvements offset higher reserve requirements due to year-over-year portfolio growth. The most significant allocation reduction as a result of these improvements was a reduction of approximately $2.4 million for commercial and industrial loans. Offsetting some of these reduced levels were increases to the consumer and residential mortgage pools resulting from significant loan growth and higher base loss factors associated with increases in the volume of past due loans.

Finally, due to improving economic conditions in our market (increased auto sales, increased home sales, stable median home prices, and improving consumer confidence in the Rochester area from last year) an 11 basis point economic factor adjustment was applied to the majority of the portfolio pools, down from 14 basis points in 2011.

In monitoring the credit quality of the portfolio, management applies a credit quality indicator to substantially all commercial loans. These quality indicators range from one through eight in increasing risk of loss. These ratings are used as inputs to the calculation of the allowance for loan losses. Loans rated 1 through 4 are generally allocated a lesser percentage allocation in the allowance for loan losses than loans rated from 5 through 8. Residential Mortgage Loans are generally rated 9, unless they are used to partially collateralize commercial loans, in which case they carry the rating of the respective commercial loan relationship, or if management wishes to recognize a well defined weakness or loss potential to more accurately reflect credit risk. Unrated loans are allocated a percentage of the allowance for loan losses on a pooled-basis.

Loans rated 1 include borrowers whose financial condition, liquidity, capitalization, earnings, cash flow, management and capacity to repay are strong. If deficient in any of these areas, a borrower may still be considered for a 1 rating, if fully secured by cash, or properly margined, listed stock, investment grade corporate bonds or U.S. Government Securities, (125% collateral value to loan commitment).

A loan rated 2 would include borrowers who are somewhat more of a credit risk than a 1 rated borrower and therefore require more frequent monitoring. Those borrowers would have the following qualities: cash flow has been and is expected to be adequate to meet debt service requirements; financial statement is current, of good quality and in adequate detail; financial condition of company compares favorably with the industry averages; earnings are generally stable; borrower consistently adheres to repayment schedule for both principal and interest and covenants; management integrity and ability is considered sound; and industry outlook is acceptable.

Loans rated 3 include credits whose performance is generally stable. Also included in this category are credits where the guarantor is sufficiently strong to support operating losses and has demonstrated a willingness to do so. Additionally, loans risk rated 3 may include the following qualities: borrower's business is tied to more economically sensitive industries; borrower may have violated one or more financial covenants; occasional requirements for waivers, or amendments may occur, however liquidity and capitalization are expected to continue to be acceptable; integrity of management is acceptable but ability remains to be proven; borrower may not compare well to industry standards; relationship requires a high level of monitoring due to its complexity. Also, financial data of affiliates may not be available or difficult to track; borrower may not provide sufficient documentation for confirming all taxable income/losses but consistently adheres to repayment schedules for both principal and interest. Also, borrower may report a high level of contingent liabilities.

Loans rated 4 would include credits which demonstrate any or all of the following criteria: borrower's or guarantor's financial performance shows negative trends and yet cash flow remains still adequate to repay debt; loans which continue to pay as agreed but the Bank has not received current financial statements to confirm repayment ability and to enable management to complete a timely annual review; most commercial construction loans; loan has been processed through automated underwriting and does not meet management's scoring threshold; loans to start-up companies until the borrower's have achieved stabilized operations (i.e., 1-3 years); and loans recommended for upgrade from problem loan status (5 through 8) would generally pass through the watch category for 6 months to a year unless there are sufficient reasons to bypass the watch rating and be upgraded to a 3 or higher.

Loans risk rated 5 are currently protected but are potentially weak. These loans, in management's judgment, constitute an undue and unwarranted credit risk but not to the point of justifying a classification of substandard. The credit risk may be relatively minor yet constitute an unwarranted risk in light of the circumstances surrounding a specific asset. Loans in this category have potential weaknesses which may, if not checked or corrected, weaken the loan or inadequately protect the Bank's credit position at some future date. This might include loans which the lending officer may be unable to supervise properly because of: lack of expertise, inadequate loan agreement, the poor condition of or lack of control over collateral, failure to obtain proper documentation or any other deviations from prudent lending practices. Economic or market conditions which may, in the future, affect the obligor may warrant special mention of the asset. Loans for which an adverse trend in the borrower's operations or an imbalanced position in the balance sheet which has not reached a point where the liquidation is jeopardized may be included in this classification.

Loans risk rated 6 are considered substandard. A substandard loan is inadequately protected by the sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Loss potential, while existing in the aggregate amount of substandard loans, does not have to exist in individual loans classified substandard. Residential mortgages are not subject to substandard classification unless the following well defined weaknesses have occurred: the ability of the borrower to repay the debt is questionable as evidenced by delinquency of 90 days, and repayment of the debt is dependent on the sale of the underlying real estate. A consumer loan is considered a substandard asset only when it is 90 days past due.

Loans risk rated 7 are categorized as doubtful. These loans have all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high but because of certain important and reasonably specific pending factors which may work to the advantage and strengthening of the loan, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens on additional collateral and refinancing plans. The entire amount of the loan might not be classified as doubtful when collection of a specific portion appears highly probable. Loans are generally not classified doubtful for an extended period of time (i.e., over a year).

Loans classified 8, or loss, are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be affected in the future. Losses are taken in the period in which they surface as uncollectible.

Loans in category 9 and unrated are evaluated for credit quality after origination principally based upon delinquency status, but may also include credit scores and collateral valuations.

The following tables present the loan portfolio as of December 31, 2012 and December 31, 2011 by credit quality indicator (in thousands). Except for loans in the 9 and unrated categories, credit quality indicators are reassessed for each applicable loan at least annually, generally upon the anniversary of the loan's origination or receipt and analysis of the borrower's financial statements, when applicable, or in the event that information becomes available that would cause us to re-evaluate.

Credit Quality Indicator Analysis as of December 31, 2012

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$15,422	-	-	-	-	386	-	-	15,808
2-Good	15,422	28,236	1,409	-	-	974	-	-	46,041
3-Satisfactory	76,473	219,748	1,506	253	-	-	-	-	297,980
4-Watch	44,633	213,267	6,192	389	-	-	-	-	264,481
5-Special Mention	9,527	21,581	-	-	-	-	-	-	31,108
6-Substandard	17,164	16,895	5,063	377	-	-	-	-	39,499
7-Doubtful	-	-	-	-	-	-	-	-	-
8-Loss	-	-	-	-	-	-	-	-	-
Subtotal	$178,641	499,727	14,170	1,019	-	1,360	-	-	694,917
9 and not rated	34,826	25,686	272,802	99,080	283,836	16,963	21,113	9,549	763,855
Total	$213,467	525,413	286,972	100,099	283,836	18,323	21,113	9,549	1,458,772

Credit Quality Indicator Analysis as of December 31, 2011

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$9,814	105	-	-	-	913	-	-	10,832
2-Good	8,826	26,195	1,718	2,560	-	-	-	-	39,299
3-Satisfactory	68,246	177,882	1,409	576	-	-	-	-	248,113
4-Watch	43,928	210,901	6,045	269	-	-	-	-	261,143
5-Special Mention	7,864	4,645	1,127	-	-	-	-	-	13,636
6-Substandard	29,440	30,018	4,496	453	-	100	-	-	64,507
7-Doubtful	-	-	-	7	-	-	-	-	7
8-Loss	-	-	-	-	-	-	-	-	-
Subtotal	$168,118	449,746	14,795	3,865	-	1,013	-	-	637,537
9 and not rated	30,626	17,667	241,378	98,012	227,541	24,570	7,556	7,634	654,984
Total	$198,744	467,413	256,173	101,877	227,541	25,583	7,556	7,634	1,292,521

The table below presents a summary of information regarding nonaccruing loans and other nonperforming assets as of the end of the respective periods (in thousands):

	December 31,	December 31,	December 31,
	2012	2011	2010

Accruing loans 90 days or more delinquent	$722	969	1,589
Nonaccruing loans	17,770	17,307	21,243

Total nonperforming loans	18,492	18,276	22,832
Other real estate owned	3,759	4,632	4,291
(less write-down of other real estate owned)	(203)	(397)	(551)

Total nonperforming assets	$22,048	22,511	26,572

The following tables present, as of December 31, 2012 and December 31, 2011, additional details about the loan portfolio in the form of an aging analysis. Amounts exclude deferred fees and costs (in thousands).

Aging Analysis as of December 31, 2012

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans

Commercial and industrial	$2,478	3,811	2,475	8,764	204,703	213,467	46	2,429
Commercial mortgages	1,365	1,167	10,116	12,648	512,765	525,413	-	10,116
Residential - first lien	4,369	1,013	5,048	10,430	276,542	286,972	201	4,847
Residential - junior lien	616	511	427	1,554	98,545	100,099	49	378
Consumer:
Automobile - Indirect	2,758	701	412	3,871	279,965	283,836	412	-
Other	308	114	14	436	17,887	18,323	14	-
Loans held-for-sale	-	-	-	-	21,113	21,113	-	-
	$11,894	7,317	18,492	37,703	1,411,520	1,449,223	722	17,770

Aging Analysis as of December 31, 2011

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans
Commercial and industrial	$395	432	3,992	4,819	193,925	198,744	75	3,917
Commercial mortgages	2,184	-	9,078	11,262	456,151	467,413	-	9,078
Residential - first lien	633	55	4,453	5,141	251,032	256,173	652	3,801
Residential - junior lien	444	91	419	954	100,923	101,877	8	411
Consumer:
Automobile - indirect	1,766	653	165	2,584	224,957	227,541	165	-
Other	257	88	169	514	25,069	25,583	69	100
Loans held-for-sale	-	-	-	-	7,556	7,556	-	-
Total	$5,679	1,319	18,276	25,274	1,259,613	1,284,887	969	17,307

A summary of information regarding impaired loans follows (in thousands):

	As of and for	As of and for	As of and for
	the year	the year	the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2012	2011	2010

Recorded investment at period end	$17,770	17,307	21,655
Impaired loans with specific related allowance at period end	$1,200	2,453	3,116
Amount of specific related allowance at period end	$603	1,138	674
Average investment during the period	$19,014	20,394	21,862
Interest income recognized on a cash basis during the period	$433	127	35
Interest income forgone on impaired loans	$596	743	429

The details of impaired loans as of December 31, 2012 and December 31, 2011 follow (in thousands):

December 31, 2012

		Unpaid	Specific	Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With no specific allowance
Commercial and industrial	$1,592	2,042	-	1,604	202
Commercial mortgage	9,753	11,407	-	8,830	112
Residential mortgage - first position	4,847	5,110	-	4,663	84
Residential mortgage - second position	378	391	-	329	33
Consumer - other	-	-	-	-	2
Subtotal	16,570	18,950	-	15,426	433
With specific allowance
Commercial and industrial	837	924	515	1,759	-
Commercial mortgage	363	445	88	1,829	-
Residential mortgage - first position	-	-	-	-	-
Residential mortgage - second position	-	-	-	-	-
Consumer - other	-	-	-	-	-
Subtotal	1,200	1,369	603	3,588	-
Total	$17,770	20,319	603	19,014	433
Summary by portfolio:
Commercial	$12,545	14,818	603	14,022	314
Residential	5,225	5,501	-	4,992	117
Consumer and other	-	-	-	-	2
Total	$17,770	20,319	603	19,014	433

December 31, 2011
		Unpaid	Specific	Average	Interest
	Recorded	Principal	Related	Recorded	Income
With no specific allowance	Investment	Balance	Allowance	Investment	Recognized
Commercial and industrial	$2,541	3,048	-	1,401	-
Commercial mortgage	8,001	9,440	-	6,578	114
Residential mortgage - first position	3,801	3,968	-	3,366	13
Residential mortgage - second position	411	439	-	390	-
Consumer - other	100	102	-	76	-
Subtotal	14,854	16,997	-	11,811	127
With specific allowance
Commercial and industrial	1,376	1,454	895	3,079	-
Commercial mortgage	1,077	1,153	243	3,988	-
Residential mortgage - first position	-	-	-	1,265	-
Residential mortgage - second position	-	-	-	201	-
Consumer - other	-	-	-	50	-
Subtotal	2,453	2,607	1,138	8,583	-
Total	$17,307	19,604	1,138	20,394	127
Summary by portfolio:
Commercial	$12,995	15,095	1,138	15,046	114
Residential	4,212	4,407	-	5,222	13
Consumer and other	100	102	-	126	-
Total	$17,307	19,604	1,138	20,394	127

Troubled Debt Restructurings

As of December 31, 2012, there was one commercial relationship totaling $4.3 million that was considered a TDR due to the nature of the concessions granted to the borrower. We have established no impairment reserve for the relationship in light of the value of underlying collateral and management's recovery expectations. The balances of the underlying loans are included in non-performing loans. For this relationship, we renegotiated certain terms of their loans in 2010. The significant term modified was the monthly principal and interest payment amount.  We agreed to forbear our rights under default provisions in the loan agreements on the condition that the borrower made monthly payments which were significantly less than those required under the terms of the original loan agreements. The customer was in compliance with the terms of the forbearance agreement which expired in March 2011. At that time, we renewed the forbearance agreement for an additional 24 months with higher monthly payments than under the previous agreement. To date, the borrower has paid as agreed.

A loan totaling $0.3 million, previously classified as a TDR was paid-off in the second quarter of 2012.

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and Equipment

(5) Premises and Equipment

A summary of premises and equipment at December 31, 2012, and 2011, follows (in thousands):

	2012	2011
Land and land improvements	$948	948
Buildings and leasehold improvements	24,750	24,172
Furniture, fixtures and equipment	20,878	19,520

	46,576	44,640
Less accumulated depreciation and amortization	31,457	28,539

Premises and equipment - net	$15,119	16,101

Depreciation and amortization expense amounted to $2,550,000, $2,419,000, and $2,099,000, for the years ended December 31, 2012, 2011, and 2010, respectively.

In June 2008, the Company completed the sale and subsequent lease-back of six banking offices. The gross gain of $1,558,000 was deferred and included in Accrued Interest Payable and Other Liabilities in the Consolidated Balance Sheet and is amortized as a credit to Occupancy expenses on a straight-line basis for 15 years through 2023, the term of the underlying leases.

Loan Servicing Assets	12 Months Ended
Dec. 31, 2012
Loan Servicing Assets [Abstract]
Loan Servicing Assets

(6)   Loan Servicing Assets

Changes in loan servicing assets for each of the years presented, and the respective period-end estimated fair values were as follows (in thousands):

	2012		2011		2010
		Estimated		Estimated		Estimated
	Book	Fair	Book	Fair	Book	Fair
	Value	Value	Value	Value	Value	Value
Balance at January 1,	$2,489	$3,244	$2,222	$3,418	$1,797	$2,893
Originations	1,332		762		914
Amortization	(600)		(495)		(489)
Balance at December 31,	$3,221	$3,382	$2,489	$3,244	$2,222	$3,418

Included in Loan servicing income, net, are gross servicing fees earned of $1,477,000, $1,410,000, and $1,355,000, for the years ended December 31, 2012, 2011, and 2010, respectively. Amortization expense of loan servicing assets for the next five years is estimated to be $674,000, $663,000, $645,000, $509,000, and $372,000.

The estimated fair value of loan servicing rights may vary significantly in subsequent periods due to changing interest rates and the effect thereof on prepayment speeds. Additionally, estimated fair value assumes there are a willing buyer and willing seller in the transaction. Management does not intend to sell these servicing rights.

The key economic assumptions used to determine the fair value of loan servicing rights at December 31, 2012 and 2011 were a discount rate of 10.00% and 9.00%, respectively, in each year and weighted average portfolio maturity of 19.6 years in 2012 and 19.3 years in 2011. The sensitivity of fair value to changes in certain portfolio characteristics at each year end are summarized in the table that follows (dollars in thousands). These calculated sensitivities are hypothetical, and actual changes in the fair value of loan servicing rights may differ significantly from the amounts presented herein. The effect of a variation in a particular assumption or characteristic on the fair value of the servicing rights is calculated without changing any other assumption. However, in practice, changes in one factor may result in changes in another which may magnify or counteract the sensitivities. The changes in assumptions are presumed to be instantaneous.

	2012	2011
Weighted-average prepayment speed	338%	326%
Impact on fair value of 20% adverse change	$(268)	$(278)
Impact on fair value of 20% positive change	376	371

Weighted-average current coupon for similar loans	4.07%	4.74%
Impact on fair value of 100 basis point adverse change	$(591)	$(695)
Impact on fair value of 100 basis point positive change	698	602

Time Deposits	12 Months Ended
Dec. 31, 2012
Time Deposits [Abstract]
Time Deposits by Maturity	(7) Time Deposits At December 31, 2012, the scheduled maturity of time deposits was as follows (in thousands):
2013	$234,774
2014	97,201
2015	38,204
2016	161
2017	13

$370,353

Borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Borrowings

(8) Borrowings

Borrowings at December 31, 2012 included, net of discount, a $3.5 million non-interest bearing payment due November 19, 2013 for the acquisition of OBS, and a $0.9 million non-interest bearing contingent payment with no stated maturity. At December 31, 2011, borrowings included, net of discount, a $6.0 million of non-interest bearing payments for the acquisition of OBS, and a $1.0 million non-interest bearing contingent payment with no stated maturity. There were no short-term borrowings during 2012 or 2011.

Advances under the overnight line of credit with the FHLB of New York are payable on demand and generally bear interest at the federal funds rate plus .10%. The Company also has access to the FHLB's Term Advance Program, which allows the Bank to borrow up to $100,000,000 at various terms and rates, subject to the Bank's pledging of eligible collateral. Advances under the Federal Reserve Bank of New York are payable the following business day and bear interest at the Federal Reserve Bank of New York's discount rate for primary credit, which is generally 0.25% to 1.00% above the target federal funds rate.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

(10) Income Taxes

Total income taxes for the each of the years ended December 31, were allocated as follows (in thousands):

	2012	2011	2010

Income from operations	$8,434	6,178	6,205
Stock option exercise included in stockholders’ equity	(1,122)	-	(232)
Change in stockholders' equity for unrealized
gain (loss) on securities available for sale	(329)	180	(483)
Change in stockholders' equity for unrealized
gain (loss) on fair value of interest rate swap	(760)	(1,341)	180

	$6,223	5,017	5,670

	2012	2011	2010

Income from operations	$8,434	6,178	6,205
Stock option exercise included in stockholders’ equity	(1,122)	-	(232)
Change in stockholders' equity for unrealized
gain (loss) on securities available for sale	(329)	180	(483)
Change in stockholders' equity for unrealized
gain (loss) on fair value of interest rate swap	(760)	(1,341)	180

	$6,223	5,017	5,670

The components of income tax expense (benefit) relating to income from operations follow (in thousands):

	Years ended December 31,

	2012	2011	2010
Current:
Federal	$8,260	5,706	5,882
State	1,502	1,046	1,086
	9,762	6,752	6,968

Deferred:
Federal	(1,262)	(347)	(513)
State	(66)	(227)	(250)
	(1,328)	(574)	(763)

	$8,434	6,178	6,205

Income tax expense differed from the amounts computed by applying the applicable U.S. Federal corporate tax rates to pretax income from operations as follows (dollars in thousands):

	Years ended December 31,

	2012	2011	2010

Tax expense at statutory rate of 35%	$9,468	7,841	8,351
Tax-exempt interest	(1,991)	(2,251)	(2,487)
Interest expense disallowance	48	78	117
State taxes, net of Federal benefit	933	532	543
Nondeductible operating expenses	59	62	33
Change in valuation allowance for deferred tax assets	(2)	(2)	(2)
Recovery of state allowance for loan losses	-	-	(167)
Other	(81)	(82)	(183)

Total	$8,434	6,178	6,205

Effective tax rate	30.0%	28.0%	26.0%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012, and 2011, are presented below (in thousands):

	2012	2011
Deferred tax assets:
Allowance for loan losses - books	$6,861	6,377
Incentive stock and retirement plans	2,387	1,825
Stock options	75	75
Interest on nonaccrual loans	1,054	1,065
Retirement and other reserves	44	44
Gain on sale of premises and equipment – books	612	671
Write-down of available-for-sale securities	184	184
Minority-owned entities	343	285
Net unrealized loss on interest rate swap	2,482	1,722
Other	197	342

Deferred tax assets before allowance	14,239	12,590
Valuation allowance	(76)	(78)

Deferred tax assets	14,163	12,512

Deferred tax liabilities:
Loan servicing rights	1,276	986
Intangible assets	1,262	1,390
Depreciation	370	969
Net unrealized gain on available for sale securities	495	833

Deferred tax liabilities	3,403	4,178

Net deferred tax asset	$10,760	8,334

Realization of deferred tax assets is dependent upon the generation of future taxable income or the existence of sufficient taxable income within the carryback period. A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. In assessing the need for a valuation allowance, management considers the scheduled reversal of deferred tax liabilities, the level of historical taxable income, and projected future taxable income over the periods in which the temporary differences comprising the deferred tax assets are deductible. Based on its assessment, management determined that no valuation allowance was needed except for that related to its nonbank subsidiaries' mortgage tax credits.

No material amount of interest expense was recognized during 2012 or 2011 for any unrecognized tax benefits. The Company is not subject to U.S. Federal tax examinations or state tax examinations for years before 2010.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity:
Restrictions on Dividends, Loans and Advances

(11) Stockholder's Equity

Payment of dividends by the Bank to the Company is limited or restricted in certain circumstances. According to federal banking law, the approval of the Office of the Comptroller of the Currency (OCC) is required for the declaration of dividends in any year in which dividends exceed the total of net income for that year plus retained income for the preceding two years. At December 31, 2012, approximately $27,721,000 was available for dividends to the Company without the approval of the OCC. Payment of dividends by the Company's non-bank subsidiaries is also restricted by their respective regulatory agencies. The amount of dividends available for payment by these companies without regulatory approval is insignificant.

Earnings Per Share	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
	2012	2011	2010
Basic Earnings Per Share:
Net income applicable to common shareholders	$18,837	16,312	17,656
Weighted average common shares outstanding	1,887,102	1,888,229	1,888,080
Basic earnings per share	$9.98	8.64	9.35

Diluted Earnings Per Share:
Net income applicable to common shareholders	$18,837	16,312	17,656
Weighted average common shares outstanding	1,887,102	1,888,229	1,888,080
Effect of assumed exercise of stock options	42,258	35,548	31,112
Total	1,929,360	1,923,777	1,919,192
Diluted earnings per share	$9.76	8.48	9.20
(12) Earnings Per Share

Retirement Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Plans

(13)  Retirement Plans

Retirement Plans

The Company has a combined profit sharing and 401(k) plan covering substantially all Bank employees and a 401(k) plan for non-Bank employees upon completion of 1,000 hours of service. Contributions to the Bank plan are determined by a mathematical formula which takes into account average net income of the Bank for the current and prior year, the level of the Bank's stockholders' equity and average Bank employee compensation. Both plans are subject to a minimum contribution of 3% of eligible compensation. It is the Company's policy to annually fund current costs as they accrue. Expenses of these plans amounted to $3,165,000, $2,841,000, and $2,480,000, for the years ended December 31, 2012, 2011, and 2010, respectively.

Employee Stock Ownership Plan

The Company has an employee stock ownership plan (ESOP) for employees of the Company. Annual contributions are made at the discretion of the Board of Directors. ESOP expense amounted to $281,000, $266,000, and $220,000, for the years ended December 31, 2012, 2011, and 2010, respectively. Shares distributed to a participant upon termination of service are subject to a put option whereby the participant may cause the Plan's Trust to purchase the shares at fair value. At December 31, 2012, and 2011, the plan held 31,405 and 29,995 shares with an estimated fair value, at the respective dates, of $4,429,000 and $3,876,000.

Supplemental Executive Retirement Plans

The Company has two un-funded, non-qualified, supplemental executive retirement plans (SERP) covering certain executives designed to compensate for the portion of cash compensation unable to be included in the profit sharing and 401(k) plan, because of limitations in the plan's design and in the Internal Revenue Code. The Company had accrued a liability of $795,000 and $718,000 at December 31, 2012 and 2011, respectively, for these SERPs. Expenses of these plans amounted to $144,000 in 2012, a credit of $31,000 for 2011, and expense of $162,000, and in 2010.

Stock Based Compensation Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

(14) Stock-Based Compensation Plans

The Company has two stock-based compensation plans (Stock Option Plan and Stock Appreciation Rights Plan) for executives, which are described below. Amounts recognized in the Consolidated Financial Statements with respect to these plans are as follows (in thousands):

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Operating Leases
Years ending December 31,	Amount

2013	$2,465
2014	2,421
2015	2,316
2016	2,301
2017	2,297
2018 and after	9,516

Total	$21,316

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure
Commitments and Contingencies Disclosure

(16) Commitments and Contingencies

In the normal course of business, various commitments and contingent liabilities are outstanding. The following table presents the notional amount of the Company's significant commitments and their respective carrying amount, where applicable. Most of these commitments are not included in the Company's Consolidated Balance Sheet (in thousands).

	Year ended December 31,

	2012		2011
	Notional	Carrying	Notional	Carrying
	Amount	Amount	Amount	Amount
Commitments to extend credit:
Commercial lines of credit	$134,054	-	123,749	-
Commercial real estate and construction	$36,257	-	37,174	-
Residential real estate at fixed rates	$5,261	-	5,269	-
Home equity lines of credit	$210,236	-	186,902	-
Unsecured personal lines of credit	$23,492	-	16,326	-
Standby and commercial letters of credit	$13,100	(192)	15,563	(233)
Commitments to sell real estate loans	$21,113	-	7,556	-

Commitments to extend credit are agreements to lend to customers and generally have fixed expiration dates or other termination clauses that may require payment of a fee, the amount of which is immaterial. Standby and commercial letters of credit are conditional commitments issued to guarantee the performance of a customer to a third party and also require payment of a fee. Standby letters of credit generally are contingent upon the failure of the customer to perform according to the terms of an underlying contract with a third party, whereas commercial letters of credit are issued to facilitate commerce and typically result in the commitment being funded when the underlying transaction is consummated between the customer and third party. Because many commitments and almost all letters of credit expire without being funded in whole or in part, the notional amounts are not estimates of future cash flows. The credit risk associated with commitments to extend credit and standby and commercial letters of credit is essentially the same as that involved with extending loans to customers and is subject to normal credit policies. The Company's credit policy generally requires customers to provide collateral, usually in the form of customers' operating assets or property, prior to disbursement of approved loans.

Commitments to originate fixed-rate loans are made when a borrower executes a rate-lock agreement. At the time of execution, the Company generally charges a rate-lock fee, which approximates the fair value of the Company's commitment. These commitments usually have terms ranging from 30 to 45 days. Concurrently, the Company enters into commitments to sell certain fixed-rate residential real estate loans (usually those subject to the foregoing rate-locks). These commitments to sell are recorded in the consolidated balance sheet at estimated fair value.

The Company has committed $3,000,000 as a limited partnership investment to Cephas Capital Partners, II. This Small Business Investment Company (SBIC) is a community-bank backed mezzanine finance company. It is a follow-on investment to our current investment in Cephas Capital Partners. At December 31, 2012, the Company had a remaining unfunded commitment of $1,500,000. This investment is carried in Other Assets on the Consolidated Balance Sheet.

The Company has committed $500,000 for an investment in Trillium Lakefront Partners, LLC. This venture capital fund is a community-backed initiative in support of new business and job growth in the Company's market area. At December 31, 2012, the Company had a remaining unfunded commitment of less than $100,000. This investment is carried in Other Assets on the Consolidated Balance Sheet.

As discussed in Note 2 under the terms of the OBS purchase agreement, OBS is obligated to make future payments totaling $4,367,000, of which $3,500,000 is due in November 2013.

In the normal course of business, the Company has various contingent liabilities outstanding that are not included in the Consolidated Financial Statements. Management does not anticipate any material losses as a result of these contingent liabilities.

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]

(17) Regulatory Matters

The Company and its subsidiaries are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and its subsidiaries must meet specific capital guidelines that involve quantitative measures of the Company's and Bank's assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Bank to maintain minimum amounts and ratios (as set forth in the table following) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital to average assets (as defined). Management believes, as of December 31, 2012, that the Company and Bank met all capital adequacy requirements to which they are subject. The Company's trust subsidiaries, Genesee Valley Trust Company and Canandaigua National Trust Company of Florida, must also meet minimum capital requirements as set forth by their regulators. As of December 31, 2012, these companies complied with their minimum capital requirements.

As of December 31, 2012, and as of the most recent notification from regulators, the Company and the Bank are well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Company and Bank must maintain a minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the table below. Subsequently, there have been no conditions or events which management believes has changed the Company's or Bank's category.

	Regulatory Capital as of December 31, 2011
	Actual Regulatory Capital		Minimum Requirement		Well-Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

Leverage capital (Tier 1) as percent of
three-month average assets:
Company	$167,136	9.90%	$67,525	4.00%	$84,406	5.00%
Bank	$147,617	8.75%	$67,471	4.00%	$84,339	5.00%
As percent of risk-weighted,
period-end assets
Core capital (Tier 1)
Company	$167,136	12.42%	$53,850	4.00%	$80,774	6.00%
Bank	$147,617	11.20%	$52,700	4.00%	$79,049	6.00%
Total capital (Tiers 1 and 2)
Company	$183,257	13.61%	$107,699	8.00%	$134,624	10.00%
Bank	$163,738	12.43%	$105,399	8.00%	$131,749	10.00%

	Regulatory Capital as of December 31, 2011
	Actual Regulatory Capital		Minimum Requirement		Well-Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

Leverage capital (Tier 1) as percent of
three-month average assets:
Company	$167,136	9.90%	$67,525	4.00%	$84,406	5.00%
Bank	$147,617	8.75%	$67,471	4.00%	$84,339	5.00%
As percent of risk-weighted,
period-end assets
Core capital (Tier 1)
Company	$167,136	12.42%	$53,850	4.00%	$80,774	6.00%
Bank	$147,617	11.20%	$52,700	4.00%	$79,049	6.00%
Total capital (Tiers 1 and 2)
Company	$183,257	13.61%	$107,699	8.00%	$134,624	10.00%
Bank	$163,738	12.43%	$105,399	8.00%	$131,749	10.00%

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information
	2012

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$65,695	7	9	(92)	(16)	65,603
Non-interest income	29,760	7,171	3,688	3,064	(8,560)	35,123

Total revenues	95,455	7,178	3,697	2,972	(8,576)	100,726

Provision for loan losses	4,300	-	-	-	-	4,300
Intangible amortization	182	-	630	692	-	1,504
Other operating expenses	59,344	2,974	3,114	3,169	(730)	67,871

Total expenses	63,826	2,974	3,744	3,861	(730)	73,675

Income (loss) before tax	31,629	4,204	(47)	(889)	(7,846)	27,051
Income tax	8,677	1,641	(19)	(243)	(1,622)	8,434

Net income (loss) attributable to noncontrolling
interest and Canandaigua National Corporation	22,952	2,563	(28)	(646)	(6,224)	18,617

Less: Net loss attributable to noncontrolling interests	6	-	-	(226)	-	(220)

Net income (loss) attributable to
Canandaigua National Corporation	$22,946	2,563	(28)	(420)	(6,224)	18,837

Total identifiable assets	$1,863,603	11,711	16,352	10,464	(15,102)	1,887,028

	2011

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$61,473	7	11	-	(18)	61,473
Non-interest income	24,510	3,890	3,863	187	(3,642)	28,808

Total revenues	85,983	3,897	3,874	187	(3,660)	90,281

Provision for loan losses	3,775	-	-	-	-	3,775
Intangible amortization	250	-	937	-	-	1,187
Other operating expenses	57,336	2,272	3,078	1,309	(779)	63,216

Total expenses	61,361	2,272	4,015	1,309	(779)	68,178

Income (loss) before tax	24,622	1,625	(141)	(1,122)	(2,881)	22,103
Income tax	6,178	651	(69)	-	(582)	6,178

Net income (loss) attributable to noncontrolling
interest and Canandaigua National Corporation	$18,444	974	(72)	(1,122)	(2,299)	15,925

Less: Net loss attributable to noncontrolling interests	6	-	-	(393)	-	(387)

Net income (loss) attributable to
Canandaigua National Corporation	18,438	974	(72)	(729)	(2,299)	16,312

Total identifiable assets	$1,738,994	10,180	14,450	14,919	(17,779)	1,760,764

	2011

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$61,473	7	11	-	(18)	61,473
Non-interest income	24,510	3,890	3,863	187	(3,642)	28,808

Total revenues	85,983	3,897	3,874	187	(3,660)	90,281

Provision for loan losses	3,775	-	-	-	-	3,775
Intangible amortization	250	-	937	-	-	1,187
Other operating expenses	57,336	2,272	3,078	1,309	(779)	63,216

Total expenses	61,361	2,272	4,015	1,309	(779)	68,178

Income (loss) before tax	24,622	1,625	(141)	(1,122)	(2,881)	22,103
Income tax	6,178	651	(69)	-	(582)	6,178

Net income (loss) attributable to noncontrolling
interest and Canandaigua National Corporation	$18,444	974	(72)	(1,122)	(2,299)	15,925

Less: Net loss attributable to noncontrolling interests	6	-	-	(393)	-	(387)

Net income (loss) attributable to
Canandaigua National Corporation	18,438	974	(72)	(729)	(2,299)	16,312

Total identifiable assets	$1,738,994	10,180	14,450	14,919	(17,779)	1,760,764

	2010

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$61,161	12	(8)	(24)	61,141
Non-interest income	22,553	4,187	3,873	(3,892)	26,721

Total revenues	83,714	4,199	3,865	(3,916)	87,862

Provision for loan losses	6,150	-	-	-	6,150
Intangible amortization	217	-	778	-	995
Other operating expenses	51,860	2,122	3,471	(597)	56,856

Total expenses	58,227	2,122	4,249	(597)	64,001

Income (loss) before tax	25,487	2,077	(384)	(3,319)	23,861
Income tax	6,205	775	62	(837)	6,205

Net income (loss)	$19,282	1,302	(446)	(2,482)	17,656

Total identifiable assets	$1,646,733	13,537	16,786	(15,552)	1,661,504

	2010

	Bank	CNBM	GVT	Intersegment	Total
Net interest income	$61,161	12	(8)	(24)	61,141
Non-interest income	22,553	4,187	3,873	(3,892)	26,721

Total revenues	83,714	4,199	3,865	(3,916)	87,862

Provision for loan losses	6,150	-	-	-	6,150
Intangible amortization	217	-	778	-	995
Other operating expenses	51,860	2,122	3,471	(597)	56,856

Total expenses	58,227	2,122	4,249	(597)	64,001

Income (loss) before tax	25,487	2,077	(384)	(3,319)	23,861
Income tax	6,205	775	62	(837)	6,205

Net income (loss)	$19,282	1,302	(446)	(2,482)	17,656

Total identifiable assets	$1,646,733	13,537	16,786	(15,552)	1,661,504

Condensed Financial Information Parent Company Only	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule Of Condensed Financial Statements

(19) Condensed Financial Information - Parent Company Only

The following are the condensed balance sheets, statements of income, and statements of cash flows for Canandaigua National Corporation (in thousands).

Balance Sheets
	December 31,

	2012	2011
Assets:
Cash in subsidiary bank	$5,815	6,825
Cash in other banks	6,311	4,430
Securities available for sale	1,145	946
Investment in Bank	157,512	150,301
Investment in nonbank subsidiaries	26,054	27,993
Other assets	5,709	6,984

Total assets	$202,546	197,479

Liabilities:
Junior subordinated debentures	$51,547	51,547
Other liabilities	6,636	10,694

Total liabilities	58,183	62,241

Equity	144,363	135,238

Total liabilities and stockholders' equity	$202,546	197,479

Statements of Income
	Years ended December 31,

	2012	2011	2010

Dividends from Bank	$15,600	12,960	7,200
Other income	79	64	56
Loss on securities available for sale	-	(34)	(40)
Interest and other expenses	(2,461)	(2,722)	(3,105)

Income before undistributed income of subsidiaries	13,218	10,268	4,111
Undistributed current year income of subsidiaries	6,012	6,001	13,540

Income before taxes	19,230	16,269	17,651
Income tax (expense) benefit	(393)	43	5

Net income	$18,837	16,312	17,656

Statements of Income
	Years ended December 31,

	2012	2011	2010

Dividends from Bank	$15,600	12,960	7,200
Other income	79	64	56
Loss on securities available for sale	-	(34)	(40)
Interest and other expenses	(2,461)	(2,722)	(3,105)

Income before undistributed income of subsidiaries	13,218	10,268	4,111
Undistributed current year income of subsidiaries	6,012	6,001	13,540

Income before taxes	19,230	16,269	17,651
Income tax (expense) benefit	(393)	43	5

Net income	$18,837	16,312	17,656

Statements of Cash Flow
	Years ended December 31,

	2012	2011	2010
Cash flows from operating activities
Net income	$18,837	16,312	17,656
Adjustments to reconcile net income to net cash
from operating activities:
Depreciation, amortization and accretion	-	-	24
Undistributed current year earnings of subsidiaries	(6,012)	(6,001)	(13,540)
Loss on securities available for sale	-	34	40
Other	(1,224)	(2,935)	1,432

Net cash provided by operating activities	11,601	7,410	5,612

Cash flows from investing activities:
Proceeds from transactions of securities available for sale	-	62	1,499
Payment for acquisition of WBI net of cash acquired	(2,500)	(2,250)	-
Investment in subsidiaries	-	(5)	(501)
Purchases of other investments, net	-	-	(331)
Fixed assets sold to subsidiary	-	-	453

Net cash (used in) provided by investing activities	(2,500)	(2,193)	1,120

Cash flows from financing activities:
Payments for treasury stock transactions, net	(151)	(173)	(147)
Tax benefit from stock option exercise	1,122	-	232
Change in noncontrolling interest, net	(226)	2,364	-
Dividends paid	(8,975)	(5,405)	(5,121)

Net cash used in financing activities	(8,230)	(3,214)	(5,036)

Net increase in cash	871	2,003	1,696
Cash at beginning of year	11,255	9,252	7,556

Cash at end of year	$12,126	11,255	9,252

Interest Rate Swap Agreement	12 Months Ended
Dec. 31, 2012
Interest Rate Swap Agreement [Abstract]
Interest Rate Swap Agreement

(9) Junior Subordinated Debentures and Interest Rate Swap Agreements

In September 2007, the Company issued $20,619,000 of unsecured, 30-year junior subordinated deferrable interest debentures (T3) through a wholly-owned business trust. The debentures carried a fixed interest rate of 6.32% per annum through December 2012, floating thereafter for twenty-five years at LIBOR plus 1.44% (1.748% at December 31, 2012) per annum, adjustable quarterly. Interest is payable quarterly. The debentures' final maturity is December 2037, and is callable, in whole or in part, at par beginning December 2012 at the Company's option, and subject to Federal Reserve Bank of New York approval. Interest payments can be deferred for up to five years, but would restrict the Company's ability to pay dividends. At December 31, 2012, these debentures were considered Tier I for regulatory purposes.

In December 2012, the Company became exposed to interest rate risk as a result of the timing of changes in interest rates associated with T3. In consideration of the end of the fixed-rate period, the Company entered into a forward interest rate swap agreement on December 22, 2011. The Company designated the swap as a cash flow hedge, and it is intended to protect against the variability of cash flows associated with this debenture. This swap became effective on December 15, 2012 and expires on December 15, 2022. This interest rate swap agreement modifies the repricing characteristics of the debenture from a floating-rate debt (LIBOR +1.44%) to a fixed-rate debt (3.859%).

In June, 2006, the Company issued $30,928,000 of unsecured, 30-year floating rate junior subordinated deferrable interest debentures (T2) through a wholly-owned business trust. The debentures carry an interest rate of 3-month LIBOR plus 1.40% (1.708% at December 31, 2012). Interest is payable quarterly. The debentures' final maturity is June 2036, and is callable, in whole or in part, at par after June 2012 at the Company's option, and subject to Federal Reserve Bank of New York approval. Interest payments can be deferred for up to five years, but would restrict the Company's ability to pay dividends. At December 31, 2012, these debentures were considered Tier I capital of the Company.

The Company is exposed to interest rate risk as a result of both the timing of changes in interest rates of assets and liabilities, and the magnitude of those changes. In order to reduce this risk for T2, the Company entered into an interest rate swap agreement in 2007, which expired on June 15, 2011. This interest rate swap agreement modified the repricing characteristics of the debentures from a floating-rate debt (LIBOR +1.40%) to a fixed-rate debt (5.54%). For this swap agreement, amounts receivable or payable were recognized as accrued under the terms of the agreement, and the net differential was recorded as an adjustment to interest expense of the related debentures. The interest rate swap agreement was designated as a cash flow hedge. Therefore, the effective portion of the swap's unrealized gain or loss was recorded as a component of other comprehensive income. The ineffective portion of the unrealized gain or loss, if any, was immediately reported in other operating income. The swap agreement was carried at fair value in Other Liabilities on the Consolidated Statement of Condition.

In consideration of the expiration of the aforementioned agreement, the Company entered into a forward interest rate swap agreement on July 1, 2010. This swap became effective on June 15, 2011 and expires on June 15, 2021. This interest rate swap agreement modifies the repricing characteristics of T2 from a floating-rate debt (LIBOR +1.40%) to a fixed-rate debt (4.81%). The accounting for this is the same as the expired swap agreement.

Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Values of Financial Instruments [Abstract]
Fair Values of Financial Instruments

(20) Fair Values of Financial Instruments

Current accounting pronouncements require disclosure of the estimated fair value of financial instruments. Fair value is generally defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly, non-distressed sale between market participants at the measurement date. With the exception of certain marketable securities and one-to-four-family residential mortgage loans originated for sale, the Company's financial instruments are not readily marketable and market prices do not exist. The Company, in attempting to comply with accounting disclosure pronouncements, has not attempted to market its financial instruments to potential buyers, if any exist. Since negotiated prices in illiquid markets depend upon the then present motivations of the buyer and seller, it is reasonable to assume that actual sales prices could vary widely from any estimate of fair value made without the benefit of negotiations. Additionally, changes in market interest rates can dramatically impact the value of financial instruments in a short period of time. Finally, the Company expects to retain substantially all assets and liabilities measured at fair value to their maturity or call date. Accordingly, the fair values disclosed herein are unlikely to represent the instruments' liquidation values, and do not, with the exception of securities, consider exit costs, since they cannot be reasonably estimated by management.

Accounting principles establish a three-level valuation hierarchy for fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows.

  Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
  Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
  Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The estimated fair values and the valuation hierarchy of the Company's financial instruments are as follows (in thousands):

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and Equivalents

For these short-term instruments that generally mature in 90 days or less, or carry a market rate of interest, the carrying value approximates fair value.

Securities

Fair values for securities are determined using independent pricing services and market-participating brokers, or matrix models using observable inputs. The pricing service and brokers use a variety of techniques to arrive at fair value including market maker bids, quotes and pricing models. Inputs to their pricing models include recent trades, benchmark interest rates, spreads, and actual and projected cash flows. Management obtains a single market quote or price estimate for each security. None of the quotes or estimates is considered a binding quote, as management would only request a binding quote if management had the positive intent to sell the securities in the foreseeable future and management believed the price quoted represented one from a market participant with the intent and the ability to purchase. Management evaluates the supplied price quotes against expectations of general price trends associated with changes in the yield curve and by comparing prices to the last period's price quote. Management employs an internal matrix model for non-traded municipal securities. The matrix model considers observable inputs, such as benchmark interest rates and spreads.

Certain securities' fair values are determined using unobservable inputs and include bank-debt-based CDOs. There is a very limited market and limited demand for these CDOs due to imbalances in marketplace liquidity and the uncertainty in evaluating the credit risk in these securities. In determining fair value for these securities, management considered various inputs. Management considered fair values from brokerage firms which were determined using assumptions as to expected cash flows and approximate risk-adjusted discount rates.

There is no market for stock issued by the Federal Home Loan Bank or the Federal Reserve Bank. Member banks are required to hold this stock. Shares can only be sold to the issuer at par. Fair value is estimated to equal book value.

Loans

Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by interest type such as floating, adjustable, and fixed-rate, and by portfolios such as commercial, mortgage, and consumer.

The fair value of performing loans is calculated by discounting scheduled cash flows through the loans' estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the loan category. The estimate of maturity is based on the average maturity for each loan classification.

Delinquent loans (not in foreclosure) are valued using the method noted above, and also consider the fair value of collateral for collateral-dependent loans. While credit risk is a component of the discount rate used to value loans, delinquent loans are presumed to possess additional risk. Therefore, the calculated fair value of loans is reduced by the allowance for loan losses.

The fair value of loans held for sale is estimated based on outstanding investor commitments or in the absence of such commitments, is based on current yield requirements or quoted market prices.

Loan Servicing Assets

Fair value is determined through estimates provided by a third party. To estimate the fair value, the third party considers market prices for similar assets, and the present value of expected future cash flows associated with the servicing assets calculated using assumptions that market participants would use in estimating future servicing income and expense. Such assumptions include estimates of the cost of servicing loans, loan default rates, an appropriate discount rate, and prepayment speeds. The key economic assumptions used to determine the fair value of mortgage servicing rights and the sensitivity of such values to changes in those assumptions are summarized in Note 6.

Deposits

The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed maturity time deposits is estimated using a discounted cash flow approach that applies current market rates to a schedule of aggregated expected maturities of time deposits.

Borrowings

The fair value of borrowings is based on quoted market prices for the identical debt when traded as an asset in an active market. If a quoted market price is not available, fair value is calculated by discounting scheduled cash flows through the borrowings' estimated maturity using current market rates.

Junior Subordinated Debentures

There is no active trading market for the Company's debentures. Therefore the fair value of junior subordinated debentures is determined using an expected present value technique. The fair value of adjustable-rate debentures approximates their face amount, while the fair value of fixed-rate debentures is calculated by discounting scheduled cash flows through the debenture's estimated maturity using current market rates.

Interest Rate Swap Agreements (Swaps)

The fair value of swaps is the amount the Company would expect to pay to terminate the agreements and is based upon the present value of expected future cash flows using the LIBOR swap curve, the basis for the underlying interest rates.

Other Financial Instruments

The fair values of letters of credit and unused lines of credit approximate the fee charged to make the commitments.

Fair Values Measurements	12 Months Ended
Dec. 31, 2012
Fair Values Mesurements [Abstract]
Fair Values Measurements

(21) Fair Values Measurements

The following table presents for each of the fair-value hierarchy levels discussed in Note 20 the Company's assets and liabilities that are measured at fair value on a recurring and non-recurring basis at December 31, 2012, by caption on the Consolidated Balance Sheet (dollars in thousands).

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$500	-	-	500
U.S. government sponsored
enterprise obligations	-	60,176	-	60,176
State and municipal obligation	-	38,686	-	38,686
All other	-	3,292	120	3,412
Total assets	$500	102,154	120	102,774

Liabilities
Interest rate swap agreement	$-	6,162	-	6,162
Letters of credit	-	192	-	192
Total liabilities	$-	6,354	-	6,354

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	21,113	-	21,113
Collateral dependent impaired loans	-	-	1,200	1,200
Other assets
Other real estate owned	-	-	3,556	3,556
Loan servicing assets	-	-	3,221	3,221
Total assets	$-	21,113	7,977	29,090

The Company values impaired loans and other real estate owned at the time the loan is identified as impaired or when title to the property passes to the Company.  The fair values of such loans and real estate owned are estimated using Level 3 inputs in the fair value hierarchy.  Each loan's collateral and real estate property has a unique appraisal and management's consideration of any discount of the value is based on factors unique to each impaired loan and real estate property.  The significant unobservable input in determining the fair value is management's subjective discount on appraisals of the collateral securing the loan or real estate property, which ranges from 10%-50%.  Collateral for impaired loans may consist of real estate and/or business assets including equipment, inventory and/or accounts receivable and the value of these assets is determined based on appraisals by qualified licensed appraisers hired by the Company.  Appraised and reported values may be discounted based on management's historical knowledge, changes in market conditions from the time of valuation, estimated costs to sell, and/or management's expertise and knowledge of the client and the client's business.

As more fully described in the prior note, the Company evaluates and values loan servicing assets on a quarterly basis at their lower of amortized cost or fair value. The fair values of these assets are estimated using Level 3 inputs in the fair value hierarchy. Fair value is determined through estimates provided by a third party or by management by reference to rights sold on similar loans during the quarter. When values are estimated by management using market prices for similar servicing assets, certain discounts may be applied to reflect the differing rights underlying the loan servicing contract. These discounts may range from 25 to 75 basis points of the principal balance of the underlying loan. Such discounts represent the significant unobservable input.

The following table shows a reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the December 31, 2012 (in thousands).

Securities available for sale, beginning of period	$799
Securities transferred to Level 2 during period	(704)
Unrealized gain included in other comprehensive income	25
Securities available for sale, end of period	$120

The following table presents for each of the fair-value hierarchy levels discussed in Note 20 the Company's assets and liabilities that are measured at fair value on a recurring and non-recurring basis at December 31, 2011, by caption on the Consolidated Balance Sheet (dollars in thousands).

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	56,125	-	56,125
State and municipal obligation	-	55,425	-	55,425
All other	-	1,407	799	2,206
Total assets	$502	112,957	799	114,258

Liabilities
Interest rate swap agreement	$-	4,415	-	4,415
Letters of credit	-	233	-	233
Total liabilities	$-	4,648	-	4,648

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	7,556	-	7,556
Collateral dependent impaired loans	-	-	2,453	2,453
Other assets
Other real estate owned	-	-	4,235	4,235
Loan servicing assets	-	-	2,489	2,489
Total assets	$-	7,556	9,177	16,733

Securities available for sale, beginning of period	$958
Realized loss included in operations	(34)
Unrealized loss included in other comprehensive income	(125)
Securities available for sale, end of period	$799

Acqusitions of Trust and Investment Companies and Trust and Investment Management Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Transactions
Consideration paid:
Cash to be paid to WBI	$5,000
Fair value of non-controlling interest	2,700
Total consideration	$7,700

Estimated recognized amounts of identifiable assets acquired:
Cash and equivalents	$525
Premises and equipment	61
Other assets	5,617
Customer list intangible	2,300
Technology	900
Due to seller, net of discount	(6,836)
Accrued expenses	(338)
Deferred tax liability	(1,280)
Total identifiable net assets	949

Goodwill:	$6,751

Consideration paid:
Cash to be paid to WBI	$5,000
Fair value of non-controlling interest	2,700
Total consideration	$7,700

Estimated recognized amounts of identifiable assets acquired:
Cash and equivalents	$525
Premises and equipment	61
Other assets	5,617
Customer list intangible	2,300
Technology	900
Due to seller, net of discount	(6,836)
Accrued expenses	(338)
Deferred tax liability	(1,280)
Total identifiable net assets	949

Goodwill:	$6,751

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Schedule of Available-for-sale Securities
	December 31, 2012
		Gross Unrealized
	Amortized			Fair
	Cost (1)	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$500	-	-	500
U.S. government sponsored enterprise obligations	60,158	214	(196)	60,176
State and municipal obligations	37,512	1,196	(22)	38,686
Corporate obligations (1)	1,073	23	(185)	911
Equity securities	2,293	208	-	2,501

Total Securities Available for Sale	$101,536	1,641	(403)	102,774

	(1)Amortized cost includes cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

	December 31, 2011
		Gross Unrealized
	Amortized			Fair
	Cost (1)	Gains	Losses	Value

Securities Available for Sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored enterprise obligations	55,766	377	(18)	56,125
State and municipal obligations	53,531	1,917	(23)	55,425
Corporate obligations	1,093	2	(296)	799
Equity securities	1,295	112	-	1,407

Total securities Available for Sale	$112,187	2,408	(337)	114,258

	(1)Amortized cost includes cumulative write-downs of $360,000 prior to 2010 for other-than-temporary impairment.

Schedule of Held-to-maturity Securities

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$5	-	-	5
State and municipal obligations	175,065	3,858	(112)	178,811
Corporate obligations	780	419	-	1,199

Total Securities Held to Maturity	$175,850	4,277	(112)	180,015

Securities Held to Maturity:
U.S. government sponsored enterprise obligations	$1,007	1	-	1,008
State and municipal obligations	165,348	5,113	(135)	170,326
Corporate obligations	870	313	-	1,183

Total Securities Held to Maturity	$167,225	5,427	(135)	172,517

Schedule of the amortized cost and fair value of debt securities by years to maturity
	Available for Sale		Held to Maturity
	Amortized		Amortized
	Cost (1)	Fair Value	Cost	Fair Value
Years
Under 1	$14,817	14,976	31,638	32,076
1 to 5	29,102	30,187	133,956	137,204
5 to 10	51,537	51,361	9,476	9,536
10 and over	3,787	3,749	780	1,199

Total	$99,243	100,273	175,850	180,015

(1)Amortized cost includes a cumulative $360,000 write-down prior to 2010 for other-than-temporary impairment.

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$28,787	187	1,615	9	30,402	196
State and municipal obligations	801	8	992	14	1,793	22
Corporate obligations	-	-	873	185	873	185

Total temporarily impaired securities	$29,588	195	3,480	208	33,068	403

	Less than 12 months		Over 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities Available for Sale:	Value	Losses	Value	Losses	Value	Losses
U.S. government sponsored enterprise obligations	$7,610	18	-	-	7,610	18
State and municipal obligations	355	3	996	20	1,351	23
Corporate obligations	-	-	759	296	759	296

Total temporarily impaired securities	$7,965	21	1,755	316	9,720	337

Schedule of the fair value of securities with gross unrealized losses

Securities Held to Maturity:
State and municipal obligations	$10,044	66	5,809	46	15,853	112

Total temporarily impaired securities	$10,044	66	5,809	46	15,853	112

Securities Held to Maturity:
State and municipal obligations	$7,886	80	4,647	55	12,533	135

Total temporarily impaired securities	$7,886	80	4,647	55	12,533	135

Loans and Allowances for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowances for Loan Losses [Abstract]
Schedule Of Major Classification Of Loans
	2012	2011

Commercial and industrial	$213,467	198,744
Mortgages:
Commercial	525,413	467,413
Residential - first lien	286,972	256,173
Residential - second lien	100,099	101,877
Consumer:
Automobile - indirect	283,836	227,541
Other	18,323	25,583
Other, including loans held for sale	21,113	7,556

Total loans	1,449,223	1,284,887
Plus - Net deferred loan costs	9,549	7,634
Less - Allowance for loan losses	(17,317)	(16,095)

Loans - net	$1,441,455	1,276,426

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]

	Years Ended December 31,

	2012	2011	2010

Balance at the beginning of year	$16,095	15,635	14,232
Loans charged off	(4,203)	(4,563)	(5,998)
Recoveries of loans charged off	1,125	1,248	1,251
Provision charged to operations	4,300	3,775	6,150

Balance at end of year	$17,317	16,095	15,635

Schedule Of Allowance For Loan Losses By Loan Type Table [Text Block]
December 31, 2012			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095
Charge-offs	(907)	(746)	(673)	(48)	(1,341)	(488)	-	-	(4,203)
Recoveries	168	3	18	47	544	345	-	-	1,125
Provision	(2,393)	1,586	1,511	(54)	2,688	167	-	795	4,300
Ending Balance	$3,261	1,837	2,642	466	6,730	940	-	1,441	17,317

of which:
Amount for loans individually
evaluated for impairment	$515	88	-	-	-	-	-	-	603
Amount for loans collectively
evaluated for impairment	$2,746	1,749	2,642	466	6,730	940	-	1,441	16,714
Balance of loans individually
evaluated for impairment	$2,429	10,116	-	50	-	-	-	-	12,595
Balance of loans collectively
evaluated for impairment	$211,038	515,297	286,972	100,049	283,836	18,323	21,113	9,549	1,446,177

December 31, 2011			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,364	1,371	1,304	563	4,196	1,155	-	682	15,635
Charge-offs	(2,082)	(263)	(324)	(31)	(1,345)	(518)	-	-	(4,563)
Recoveries	153	-	142	9	700	244	-	-	1,248
Provision	1,958	(114)	664	(20)	1,288	35	-	(36)	3,775
Ending Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095

of which:
Amount for loans individually
evaluated for impairment	$895	243	-	-	-	-	-	-	1,138
Amount for loans collectively
evaluated for impairment	$5,498	751	1,786	521	4,839	916	-	646	14,957
Balance of loans individually
evaluated for impairment	$3,828	9,078	-	31	-	-	-	-	12,937
Balance of loans collectively
evaluated for impairment	$194,916	458,335	256,173	101,846	227,541	25,583	7,556	7,634	1,279,584

Financing Receivable Credit Quality Indicators [Table Text Block]

Credit Quality Indicator Analysis as of December 31, 2012

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$15,422	-	-	-	-	386	-	-	15,808
2-Good	15,422	28,236	1,409	-	-	974	-	-	46,041
3-Satisfactory	76,473	219,748	1,506	253	-	-	-	-	297,980
4-Watch	44,633	213,267	6,192	389	-	-	-	-	264,481
5-Special Mention	9,527	21,581	-	-	-	-	-	-	31,108
6-Substandard	17,164	16,895	5,063	377	-	-	-	-	39,499
7-Doubtful	-	-	-	-	-	-	-	-	-
8-Loss	-	-	-	-	-	-	-	-	-
Subtotal	$178,641	499,727	14,170	1,019	-	1,360	-	-	694,917
9 and not rated	34,826	25,686	272,802	99,080	283,836	16,963	21,113	9,549	763,855
Total	$213,467	525,413	286,972	100,099	283,836	18,323	21,113	9,549	1,458,772

Credit Quality Indicator Analysis as of December 31, 2011

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$9,814	105	-	-	-	913	-	-	10,832
2-Good	8,826	26,195	1,718	2,560	-	-	-	-	39,299
3-Satisfactory	68,246	177,882	1,409	576	-	-	-	-	248,113
4-Watch	43,928	210,901	6,045	269	-	-	-	-	261,143
5-Special Mention	7,864	4,645	1,127	-	-	-	-	-	13,636
6-Substandard	29,440	30,018	4,496	453	-	100	-	-	64,507
7-Doubtful	-	-	-	7	-	-	-	-	7
8-Loss	-	-	-	-	-	-	-	-	-
Subtotal	$168,118	449,746	14,795	3,865	-	1,013	-	-	637,537
9 and not rated	30,626	17,667	241,378	98,012	227,541	24,570	7,556	7,634	654,984
Total	$198,744	467,413	256,173	101,877	227,541	25,583	7,556	7,634	1,292,521

Schedule Of Nonaccruing Loans And Other Nonperforming Assets Table [Text Block]
	December 31,	December 31,	December 31,
	2012	2011	2010

Accruing loans 90 days or more delinquent	$722	969	1,589
Nonaccruing loans	17,770	17,307	21,243

Total nonperforming loans	18,492	18,276	22,832
Other real estate owned	3,759	4,632	4,291
(less write-down of other real estate owned)	(203)	(397)	(551)

Total nonperforming assets	$22,048	22,511	26,572

Past Due Financing Receivables [Table Text Block]

Aging Analysis as of December 31, 2012

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans

Commercial and industrial	$2,478	3,811	2,475	8,764	204,703	213,467	46	2,429
Commercial mortgages	1,365	1,167	10,116	12,648	512,765	525,413	-	10,116
Residential - first lien	4,369	1,013	5,048	10,430	276,542	286,972	201	4,847
Residential - junior lien	616	511	427	1,554	98,545	100,099	49	378
Consumer:
Automobile - Indirect	2,758	701	412	3,871	279,965	283,836	412	-
Other	308	114	14	436	17,887	18,323	14	-
Loans held-for-sale	-	-	-	-	21,113	21,113	-	-
	$11,894	7,317	18,492	37,703	1,411,520	1,449,223	722	17,770

Aging Analysis as of December 31, 2011

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans
Commercial and industrial	$395	432	3,992	4,819	193,925	198,744	75	3,917
Commercial mortgages	2,184	-	9,078	11,262	456,151	467,413	-	9,078
Residential - first lien	633	55	4,453	5,141	251,032	256,173	652	3,801
Residential - junior lien	444	91	419	954	100,923	101,877	8	411
Consumer:
Automobile - indirect	1,766	653	165	2,584	224,957	227,541	165	-
Other	257	88	169	514	25,069	25,583	69	100
Loans held-for-sale	-	-	-	-	7,556	7,556	-	-
Total	$5,679	1,319	18,276	25,274	1,259,613	1,284,887	969	17,307

Impaired Financing Receivables [Table Text Block]
	As of and for	As of and for	As of and for
	the year	the year	the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2012	2011	2010

Recorded investment at period end	$17,770	17,307	21,655
Impaired loans with specific related allowance at period end	$1,200	2,453	3,116
Amount of specific related allowance at period end	$603	1,138	674
Average investment during the period	$19,014	20,394	21,862
Interest income recognized on a cash basis during the period	$433	127	35
Interest income forgone on impaired loans	$596	743	429

		Unpaid	Specific	Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
With no specific allowance
Commercial and industrial	$1,592	2,042	-	1,604	202
Commercial mortgage	9,753	11,407	-	8,830	112
Residential mortgage - first position	4,847	5,110	-	4,663	84
Residential mortgage - second position	378	391	-	329	33
Consumer - other	-	-	-	-	2
Subtotal	16,570	18,950	-	15,426	433
With specific allowance
Commercial and industrial	837	924	515	1,759	-
Commercial mortgage	363	445	88	1,829	-
Residential mortgage - first position	-	-	-	-	-
Residential mortgage - second position	-	-	-	-	-
Consumer - other	-	-	-	-	-
Subtotal	1,200	1,369	603	3,588	-
Total	$17,770	20,319	603	19,014	433
Summary by portfolio:
Commercial	$12,545	14,818	603	14,022	314
Residential	5,225	5,501	-	4,992	117
Consumer and other	-	-	-	-	2
Total	$17,770	20,319	603	19,014	433

December 31, 2011
		Unpaid	Specific	Average	Interest
	Recorded	Principal	Related	Recorded	Income
With no specific allowance	Investment	Balance	Allowance	Investment	Recognized
Commercial and industrial	$2,541	3,048	-	1,401	-
Commercial mortgage	8,001	9,440	-	6,578	114
Residential mortgage - first position	3,801	3,968	-	3,366	13
Residential mortgage - second position	411	439	-	390	-
Consumer - other	100	102	-	76	-
Subtotal	14,854	16,997	-	11,811	127
With specific allowance
Commercial and industrial	1,376	1,454	895	3,079	-
Commercial mortgage	1,077	1,153	243	3,988	-
Residential mortgage - first position	-	-	-	1,265	-
Residential mortgage - second position	-	-	-	201	-
Consumer - other	-	-	-	50	-
Subtotal	2,453	2,607	1,138	8,583	-
Total	$17,307	19,604	1,138	20,394	127
Summary by portfolio:
Commercial	$12,995	15,095	1,138	15,046	114
Residential	4,212	4,407	-	5,222	13
Consumer and other	100	102	-	126	-
Total	$17,307	19,604	1,138	20,394	127

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
	2012	2011
Land and land improvements	$948	948
Buildings and leasehold improvements	24,750	24,172
Furniture, fixtures and equipment	20,878	19,520

	46,576	44,640
Less accumulated depreciation and amortization	31,457	28,539

Premises and equipment - net	$15,119	16,101

Loan Servicing Assets (Tables)	12 Months Ended
Dec. 31, 2012
Loan Servicing Assets [Abstract]
Schedule Of Changes In Servicing Assets [Table Text Block]
	2012		2011		2010
		Estimated		Estimated		Estimated
	Book	Fair	Book	Fair	Book	Fair
	Value	Value	Value	Value	Value	Value
Balance at January 1,	$2,489	$3,244	$2,222	$3,418	$1,797	$2,893
Originations	1,332		762		914
Amortization	(600)		(495)		(489)
Balance at December 31,	$3,221	$3,382	$2,489	$3,244	$2,222	$3,418

	2012	2011
Weighted-average prepayment speed	338%	326%
Impact on fair value of 20% adverse change	$(268)	$(278)
Impact on fair value of 20% positive change	376	371

Weighted-average current coupon for similar loans	4.07%	4.74%
Impact on fair value of 100 basis point adverse change	$(591)	$(695)
Impact on fair value of 100 basis point positive change	698	602

Time Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Time Deposits [Abstract]
Time Deposits by Maturity
2013	$234,774
2014	97,201
2015	38,204
2016	161
2017	13

$370,353

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	Years ended December 31,

	2012	2011	2010
Current:
Federal	$8,260	5,706	5,882
State	1,502	1,046	1,086
	9,762	6,752	6,968

Deferred:
Federal	(1,262)	(347)	(513)
State	(66)	(227)	(250)
	(1,328)	(574)	(763)

	$8,434	6,178	6,205

Effective Income Tax Expense And Rate
	Years ended December 31,

	2012	2011	2010

Tax expense at statutory rate of 35%	$9,468	7,841	8,351
Tax-exempt interest	(1,991)	(2,251)	(2,487)
Interest expense disallowance	48	78	117
State taxes, net of Federal benefit	933	532	543
Nondeductible operating expenses	59	62	33
Change in valuation allowance for deferred tax assets	(2)	(2)	(2)
Recovery of state allowance for loan losses	-	-	(167)
Other	(81)	(82)	(183)

Total	$8,434	6,178	6,205

Effective tax rate	30.0%	28.0%	26.0%

Tax Effect Of Temporary Differences
	2012	2011
Deferred tax assets:
Allowance for loan losses - books	$6,861	6,377
Incentive stock and retirement plans	2,387	1,825
Stock options	75	75
Interest on nonaccrual loans	1,054	1,065
Retirement and other reserves	44	44
Gain on sale of premises and equipment – books	612	671
Write-down of available-for-sale securities	184	184
Minority-owned entities	343	285
Net unrealized loss on interest rate swap	2,482	1,722
Other	197	342

Deferred tax assets before allowance	14,239	12,590
Valuation allowance	(76)	(78)

Deferred tax assets	14,163	12,512

Deferred tax liabilities:
Loan servicing rights	1,276	986
Intangible assets	1,262	1,390
Depreciation	370	969
Net unrealized gain on available for sale securities	495	833

Deferred tax liabilities	3,403	4,178

Net deferred tax asset	$10,760	8,334

Earnings Per Share (Tables)	3 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2012	2011	2010
Basic Earnings Per Share:
Net income applicable to common shareholders	$18,837	16,312	17,656
Weighted average common shares outstanding	1,887,102	1,888,229	1,888,080
Basic earnings per share	$9.98	8.64	9.35

Diluted Earnings Per Share:
Net income applicable to common shareholders	$18,837	16,312	17,656
Weighted average common shares outstanding	1,887,102	1,888,229	1,888,080
Effect of assumed exercise of stock options	42,258	35,548	31,112
Total	1,929,360	1,923,777	1,919,192
Diluted earnings per share	$9.76	8.48	9.20

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Years ending December 31,	Amount

2013	$2,465
2014	2,421
2015	2,316
2016	2,301
2017	2,297
2018 and after	9,516

Total	$21,316

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure
Commitments To Extend Credit
	Year ended December 31,

	2012		2011
	Notional	Carrying	Notional	Carrying
	Amount	Amount	Amount	Amount
Commitments to extend credit:
Commercial lines of credit	$134,054	-	123,749	-
Commercial real estate and construction	$36,257	-	37,174	-
Residential real estate at fixed rates	$5,261	-	5,269	-
Home equity lines of credit	$210,236	-	186,902	-
Unsecured personal lines of credit	$23,492	-	16,326	-
Standby and commercial letters of credit	$13,100	(192)	15,563	(233)
Commitments to sell real estate loans	$21,113	-	7,556	-

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Regulatory Capital as of December 31, 2012
	Actual Regulatory Capital		Minimum Requirement		Well-Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

Leverage capital (Tier 1) as percent of
three-month average assets:
Company	$176,738	9.59%	$73,745	4.00%	$92,181	5.00%
Bank	$155,695	8.51%	$73,175	4.00%	$91,469	5.00%
As percent of risk-weighted,
period-end assets
Core capital (Tier 1)
Company	$176,738	11.77%	$60,068	4.00%	$90,102	6.00%
Bank	$155,695	10.57%	$58,937	4.00%	$88,405	6.00%
Total capital (Tiers 1 and 2)
Company	$194,085	12.92%	$120,136	8.00%	$150,170	10.00%
Bank	$173,042	11.74%	$117,874	8.00%	$147,342	10.00%

	Regulatory Capital as of December 31, 2012
	Actual Regulatory Capital		Minimum Requirement		Well-Capitalized
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

Leverage capital (Tier 1) as percent of
three-month average assets:
Company	$176,738	9.59%	$73,745	4.00%	$92,181	5.00%
Bank	$155,695	8.51%	$73,175	4.00%	$91,469	5.00%
As percent of risk-weighted,
period-end assets
Core capital (Tier 1)
Company	$176,738	11.77%	$60,068	4.00%	$90,102	6.00%
Bank	$155,695	10.57%	$58,937	4.00%	$88,405	6.00%
Total capital (Tiers 1 and 2)
Company	$194,085	12.92%	$120,136	8.00%	$150,170	10.00%
Bank	$173,042	11.74%	$117,874	8.00%	$147,342	10.00%

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2012

	Bank	CNBM	GVT	OBS	Intersegment	Total
Net interest income	$65,695	7	9	(92)	(16)	65,603
Non-interest income	29,760	7,171	3,688	3,064	(8,560)	35,123

Total revenues	95,455	7,178	3,697	2,972	(8,576)	100,726

Provision for loan losses	4,300	-	-	-	-	4,300
Intangible amortization	182	-	630	692	-	1,504
Other operating expenses	59,344	2,974	3,114	3,169	(730)	67,871

Total expenses	63,826	2,974	3,744	3,861	(730)	73,675

Income (loss) before tax	31,629	4,204	(47)	(889)	(7,846)	27,051
Income tax	8,677	1,641	(19)	(243)	(1,622)	8,434

Net income (loss) attributable to noncontrolling
interest and Canandaigua National Corporation	22,952	2,563	(28)	(646)	(6,224)	18,617

Less: Net loss attributable to noncontrolling interests	6	-	-	(226)	-	(220)

Net income (loss) attributable to
Canandaigua National Corporation	$22,946	2,563	(28)	(420)	(6,224)	18,837

Total identifiable assets	$1,863,603	11,711	16,352	10,464	(15,102)	1,887,028

Condensed Financial Information Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule Of Condensed Financial Statements
Balance Sheets
	December 31,

	2012	2011
Assets:
Cash in subsidiary bank	$5,815	6,825
Cash in other banks	6,311	4,430
Securities available for sale	1,145	946
Investment in Bank	157,512	150,301
Investment in nonbank subsidiaries	26,054	27,993
Other assets	5,709	6,984

Total assets	$202,546	197,479

Liabilities:
Junior subordinated debentures	$51,547	51,547
Other liabilities	6,636	10,694

Total liabilities	58,183	62,241

Equity	144,363	135,238

Total liabilities and stockholders' equity	$202,546	197,479

Statements of Cash Flow
	Years ended December 31,

	2012	2011	2010
Cash flows from operating activities
Net income	$18,837	16,312	17,656
Adjustments to reconcile net income to net cash
from operating activities:
Depreciation, amortization and accretion	-	-	24
Undistributed current year earnings of subsidiaries	(6,012)	(6,001)	(13,540)
Loss on securities available for sale	-	34	40
Other	(1,224)	(2,935)	1,432

Net cash provided by operating activities	11,601	7,410	5,612

Cash flows from investing activities:
Proceeds from transactions of securities available for sale	-	62	1,499
Payment for acquisition of WBI net of cash acquired	(2,500)	(2,250)	-
Investment in subsidiaries	-	(5)	(501)
Purchases of other investments, net	-	-	(331)
Fixed assets sold to subsidiary	-	-	453

Net cash (used in) provided by investing activities	(2,500)	(2,193)	1,120

Cash flows from financing activities:
Payments for treasury stock transactions, net	(151)	(173)	(147)
Tax benefit from stock option exercise	1,122	-	232
Change in noncontrolling interest, net	(226)	2,364	-
Dividends paid	(8,975)	(5,405)	(5,121)

Net cash used in financing activities	(8,230)	(3,214)	(5,036)

Net increase in cash	871	2,003	1,696
Cash at beginning of year	11,255	9,252	7,556

Cash at end of year	$12,126	11,255	9,252

Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Financial Instruments [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
		December 31, 2012		December 31, 2011
	Fair Value	Carrying	Fair	Carrying	Fair
Financial Assets:	Hierarchy	Amount	Value	Amount	Value
Cash and equivalents	1	$91,159	91,159	126,740	126,740
Securities, available-for-sale	1, 2, 3	$102,774	102,774	114,258	114,258
Securities, held-to-maturity	2	$175,850	180,015	167,225	172,517
FHLB stock and Federal Reserve Bank stock	3	$2,733	2,733	2,656	2,656
Loans-net	3	$1,441,455	1,505,003	1,276,426	1,308,531
Loan servicing assets	3	$3,221	3,382	2,489	3,244

Financial Liabilities:
Deposits:
Demand, savings and
money market accounts	3	$1,292,510	1,292,510	1,148,406	1,148,406
Time deposits	3	$370,353	372,226	398,204	393,583
Borrowings	2	$4,296	4,312	0	0
Junior subordinated debentures	2	$51,547	51,547	51,547	52,185

Other financial instruments:
Interest rate swap agreements	2	$(6,162)	(6,162)	(4,415)	(4,415)
Letters of credit	2	$(192)	(192)	(233)	(233)

(1)Includes the Company's required investments in Federal Reserve Bank stock and Federal Home Loan Bank stock.

		December 31, 2012		December 31, 2011
	Fair Value	Carrying	Fair	Carrying	Fair
Financial Assets:	Hierarchy	Amount	Value	Amount	Value
Cash and equivalents	1	$91,159	91,159	126,740	126,740
Securities, available-for-sale	1, 2, 3	$102,774	102,774	114,258	114,258
Securities, held-to-maturity	2	$175,850	180,015	167,225	172,517
FHLB stock and Federal Reserve Bank stock	3	$2,733	2,733	2,656	2,656
Loans-net	3	$1,441,455	1,505,003	1,276,426	1,308,531
Loan servicing assets	3	$3,221	3,382	2,489	3,244

Financial Liabilities:
Deposits:
Demand, savings and
money market accounts	3	$1,292,510	1,292,510	1,148,406	1,148,406
Time deposits	3	$370,353	372,226	398,204	393,583
Borrowings	2	$4,296	4,312	0	0
Junior subordinated debentures	2	$51,547	51,547	51,547	52,185

Other financial instruments:
Interest rate swap agreements	2	$(6,162)	(6,162)	(4,415)	(4,415)
Letters of credit	2	$(192)	(192)	(233)	(233)

(1)Includes the Company's required investments in Federal Reserve Bank stock and Federal Home Loan Bank stock.

Fair Values Mesurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values Mesurements [Abstract]
Fair Value Asset And Liabilities Measured On Recurring And Nonrecurring Basis [Table Text Block]
		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$500	-	-	500
U.S. government sponsored
enterprise obligations	-	60,176	-	60,176
State and municipal obligation	-	38,686	-	38,686
All other	-	3,292	120	3,412
Total assets	$500	102,154	120	102,774

Liabilities
Interest rate swap agreement	$-	6,162	-	6,162
Letters of credit	-	192	-	192
Total liabilities	$-	6,354	-	6,354

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	21,113	-	21,113
Collateral dependent impaired loans	-	-	1,200	1,200
Other assets
Other real estate owned	-	-	3,556	3,556
Loan servicing assets	-	-	3,221	3,221
Total assets	$-	21,113	7,977	29,090

Securities available for sale, beginning of period	$799
Securities transferred to Level 2 during period	(704)
Unrealized gain included in other comprehensive income	25
Securities available for sale, end of period	$120

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	56,125	-	56,125
State and municipal obligation	-	55,425	-	55,425
All other	-	1,407	799	2,206
Total assets	$502	112,957	799	114,258

Liabilities
Interest rate swap agreement	$-	4,415	-	4,415
Letters of credit	-	233	-	233
Total liabilities	$-	4,648	-	4,648

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	7,556	-	7,556
Collateral dependent impaired loans	-	-	2,453	2,453
Other assets
Other real estate owned	-	-	4,235	4,235
Loan servicing assets	-	-	2,489	2,489
Total assets	$-	7,556	9,177	16,733

Securities available for sale, beginning of period	$958
Realized loss included in operations	(34)
Unrealized loss included in other comprehensive income	(125)
Securities available for sale, end of period	$799

Acqusitions of Trust and Investment Companies and Trust and Investment Management Accounts (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Consideration Paid [Abstract]
Cash to be paid to WBI	$ 5,000
Identifiable Assets [Abstract]
Cash and equivalents	525
Premises and equipment	61
Other noncurrent assets	5,617
Customer list intangible	2,300
Due to seller	(6,836)
Accrued expenses	(338)
Deferred tax liability	(1,280)
Goodwill acquired	$ 6,751

Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 US Treasury [Member]	Dec. 31, 2011 US Treasury [Member]	Dec. 31, 2012 Government Sponsored enterprise obligations [Member]	Dec. 31, 2011 Government Sponsored enterprise obligations [Member]	Dec. 31, 2012 State and municipal obligations [Member]	Dec. 31, 2011 State and municipal obligations [Member]	Dec. 31, 2012 Corporate obligations [Member]	Dec. 31, 2011 Corporate obligations [Member]	Dec. 31, 2012 Equity Securities [Member]	Dec. 31, 2011 Equity Securities [Member]	Dec. 31, 2012 Investments Impairment Charge [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 101,536		$ 500	$ 502	$ 60,158	$ 55,766	$ 37,512	$ 53,531	$ 1,073	$ 1,093	$ 2,293	$ 1,295
Gross unrealized gains	1,641	2,408	0	0	214	377	1,196	1,917	23	2	208	112
Gross unrealized losses	(403)	(337)	0	0	(196)	(18)	(22)	(23)	(185)	(296)	0	0
Available for sale securities - fair value	102,774	114,258	500	502	60,176	56,125	38,686	55,425	911	799	2,501	1,407
Cumulative OTTI recognized in earnings													$ 360,000

Securities 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 175,850	$ 167,225
Gross unrealized gains	4,277	5,427
Gross unrealized losses	(112)	(135)
Held-to-maturity Securities, Fair Value	163,121	160,401
Government Sponsored enterprise obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	5	1,007
Gross unrealized gains	0	1
Gross unrealized losses	0	0
Held-to-maturity Securities, Fair Value	5	1,008
State and municipal obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	175,065	165,348
Gross unrealized gains	3,858	5,113
Gross unrealized losses	(112)	(135)
Held-to-maturity Securities, Fair Value	178,811	170,326
Corporate obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	780	870
Gross unrealized gains	419	313
Gross unrealized losses	0	0
Held-to-maturity Securities, Fair Value	$ 1,199	$ 1,183

Securities 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
The amortized cost and fair value of available for sale securites by maturity
Under 1 year amortized cost	$ 14,817
1 to 5 amortized cost	29,102
5 to 10 years amortized cost	51,537
10 and over amortized cost	3,787
Total		112,187
Under 1 year fair value	14,976
1 to 5 fair value	30,187
5 to 10 years fair value	51,361
10 and over fair value	3,749
Fair Value	100,273
The amortized cost and fair value held to maturity securities by maturity
Under 1 year amortized cost	31,638
1 to 5 amortized cost	133,956
5 to 10 years amortized cost	9,476
10 and over amortized cost	780
Total	175,850	167,225
Under 1 year fair value	32,076
1 to 5 fair value	137,204
5 to 10 years fair value	9,536
10 and over fair value	$ 1,199

Securities 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	$ 29,588	$ 7,965
Less than 12 months unrealized losses	195	21
Over 12 months fair value	3,480	1,755
Over 12 months unrealized losses	208	316
Total fair value	33,068	9,720
Total unrealized losses	403	337
US Treasury [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	0
Less than 12 months unrealized losses	0
Over 12 months fair value	0
Over 12 months unrealized losses	0
Total fair value	0
Total unrealized losses	0
Government Sponsored enterprise obligations [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	28,787	7,610
Less than 12 months unrealized losses	187	18
Over 12 months fair value	1,615	0
Over 12 months unrealized losses	9	0
Total fair value	30,402	7,610
Total unrealized losses	196	18
State and municipal obligations [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	801	355
Less than 12 months unrealized losses	8	3
Over 12 months fair value	992	996
Over 12 months unrealized losses	14	20
Total fair value	1,793	1,351
Total unrealized losses	22	23
Corporate obligations [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	0	0
Less than 12 months unrealized losses	0	0
Over 12 months fair value	873	759
Over 12 months unrealized losses	185	296
Total fair value	873	759
Total unrealized losses	$ 185	$ 296

Securities 4 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	$ 10,044	$ 7,886
Less than 12 months unrealized losses	66	80
Over 12 months fair value	5,809	4,647
over 12 months unrealized losses	46	55
Total fair value	15,853	12,533
Total unrealized losses	112	135
Government Sponsored enterprise obligations [Member]
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	0
Less than 12 months unrealized losses	0
Over 12 months fair value	0
over 12 months unrealized losses	0
Total fair value	0
Total unrealized losses	0
State and municipal obligations [Member]
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	10,044	7,886
Less than 12 months unrealized losses	66	80
Over 12 months fair value	5,809	4,647
over 12 months unrealized losses	46	55
Total fair value	15,853	12,533
Total unrealized losses	112	135
Corporate obligations [Member]
Securities Held To Maturity With Gross Unrealized Losses [Line Items]
Less than 12 months fair value		0
Less than 12 months unrealized losses		0
Over 12 months fair value		0
over 12 months unrealized losses		0
Total fair value		0
Total unrealized losses		$ 0

Securities 5 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available For Sale Securities Backed By Guarantees [Line Items]
Available for sale securities - fair value	$ 102,774	$ 114,258
Available for sale securities - adjusted cost basis	$ 101,536

Loans and Allowances for Loan Losses 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Major Classifications of loans [Line Items]
Total loans	$ 1,449,223	$ 1,284,887
Plus - Net deferred loan costs	9,549	7,634
Loans and Leases Receivable, Allowance	(17,317)	(16,095)	(15,635)
Loans - net	1,441,455	1,276,426
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Balance at the beginning of period		15,635	14,232
Loans charged off	(4,203)	(4,563)	(5,998)
Recoveries of loans charged off	1,125	1,248	1,251
Provision for loan losses	4,300	3,775	6,150
Balance at the end of period			15,635
Commercial and industrial [Member]
Major Classifications of loans [Line Items]
Total loans	213,467	198,744
Loans and Leases Receivable, Allowance	(3,261)	(6,393)	(6,364)
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	907	2,082
Recoveries of loans charged off	168	153
Provision for loan losses	(2,393)	1,958
Mortgages Commercial [Member]
Major Classifications of loans [Line Items]
Total loans	525,413	467,413
Loans and Leases Receivable, Allowance	(1,837)	(994)	(1,371)
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	746	263
Recoveries of loans charged off	3	0
Provision for loan losses	1,586	(114)
Mortgages Residential - first lien [Member]
Major Classifications of loans [Line Items]
Total loans	286,972	256,173
Loans and Leases Receivable, Allowance	(2,642)	(1,786)	(1,304)
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	673	324
Recoveries of loans charged off	18	142
Provision for loan losses	1,511	664
Mortgages Residential - junior lien [Member]
Major Classifications of loans [Line Items]
Total loans	100,099	101,877
Loans and Leases Receivable, Allowance	(466)	(521)	(563)
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	48	31
Recoveries of loans charged off	47	9
Provision for loan losses	(54)	(20)
Consumer Automobile - Indirect [Member]
Major Classifications of loans [Line Items]
Total loans	283,836	227,541
Loans and Leases Receivable, Allowance	(6,730)	(4,839)	(4,196)
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	1,341	1,345
Recoveries of loans charged off	544	700
Provision for loan losses	2,688	1,288
Consumer Other [Member]
Major Classifications of loans [Line Items]
Total loans	18,323	25,583
Loans and Leases Receivable, Allowance	(940)	(916)	(1,155)
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	488	518
Recoveries of loans charged off	345	244
Provision for loan losses	167	35
Loans held for sale [Member]
Major Classifications of loans [Line Items]
Total loans	21,113	7,556
Loans and Leases Receivable, Allowance	0	0	0
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	0	0
Unallocated Financing Receivables [Member]
Major Classifications of loans [Line Items]
Loans and Leases Receivable, Allowance	(1,441)	(646)	(682)
Summary Of Changes In Allowance For Loan Losses [Roll Forward]
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	$ 795	$ (36)

Loans and Allowances for Loan Losses 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	$ 16,095	$ 15,635
Loans charged off	(4,203)	(4,563)	(5,998)
Recoveries of loans charged off	1,125	1,248	1,251
Provision for loan losses	4,300	3,775	6,150
Balance at the end of period	17,317	16,095	15,635
Commercial and industrial [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	6,393	6,364
Loans charged off	907	2,082
Recoveries of loans charged off	168	153
Provision for loan losses	(2,393)	1,958
Balance at the end of period	3,261	6,393
Amount for loans individually evaluated for impairment	515	895
Amount for loans collectively evaluated for impairment	2,746	5,498
Loans individually evaluated for impairment	2,429	3,828
Loans collectively evaluated for impairment	211,038	194,916
Mortgages Commercial [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	994	1,371
Loans charged off	746	263
Recoveries of loans charged off	3	0
Provision for loan losses	1,586	(114)
Balance at the end of period	1,837	994
Amount for loans individually evaluated for impairment	88	243
Amount for loans collectively evaluated for impairment	1,749	751
Loans individually evaluated for impairment	10,116	9,078
Loans collectively evaluated for impairment	515,297	458,335
Mortgages Residential - first lien [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	1,786	1,304
Loans charged off	673	324
Recoveries of loans charged off	18	142
Provision for loan losses	1,511	664
Balance at the end of period	2,642	1,786
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	2,642	1,786
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	286,972	256,173
Mortgages Residential - junior lien [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	521	563
Loans charged off	48	31
Recoveries of loans charged off	47	9
Provision for loan losses	(54)	(20)
Balance at the end of period	466	521
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	466	521
Loans individually evaluated for impairment	50	31
Loans collectively evaluated for impairment	100,049	101,846
Consumer Automobile - Indirect [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	4,839	4,196
Loans charged off	1,341	1,345
Recoveries of loans charged off	544	700
Provision for loan losses	2,688	1,288
Balance at the end of period	6,730	4,839
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	6,730	4,839
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	283,836	227,541
Consumer Other [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	916	1,155
Loans charged off	488	518
Recoveries of loans charged off	345	244
Provision for loan losses	167	35
Balance at the end of period	940	916
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	940	916
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	18,323	25,583
Loans held for sale [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	0	0
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	0	0
Balance at the end of period	0	0
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	0	0
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	21,113	7,556
Unallocated Financing Receivables [Member]
Summary Of Changes In Allowance For Loan Losses [Line Items]
Balance at the beginning of period	646	682
Loans charged off	0	0
Recoveries of loans charged off	0	0
Provision for loan losses	795	(36)
Balance at the end of period	1,441	646
Amount for loans individually evaluated for impairment	0	0
Amount for loans collectively evaluated for impairment	1,441	646
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	$ 9,549	$ 7,634

Loans and Allowances for Loan Losses 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Total	$ 1,449,223	$ 1,284,887
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	722	969	1,589
Nonaccruing loans	17,770	17,307	21,243
Total nonperforming loans	18,492	18,276	22,832
Other real estate owned	3,759	4,632	4,291
Less write-down of other real estate owned	(203)	(397)	(551)
Total nonperforming assets	22,048	22,511	26,572
Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		9,814
Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		8,826
Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		68,246
Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		43,928
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		7,864
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		29,440
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		0
Commercial And Industrial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	213,467	198,744
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	46	75
Nonaccruing loans	2,429	3,917
Commercial And Industrial Loan [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	15,422
Commercial And Industrial Loan [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	15,422
Commercial And Industrial Loan [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	76,473
Commercial And Industrial Loan [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	44,633
Commercial And Industrial Loan [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	9,527
Commercial And Industrial Loan [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	17,164
Commercial And Industrial Loan [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0
Commercial And Industrial Loan [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	178,641	168,118
Commercial And Industrial Loan [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	34,826	30,626
Mortgages Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	525,413	467,413
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	0	0
Nonaccruing loans	10,116	9,078
Mortgages Commercial [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	105
Mortgages Commercial [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	28,236	26,195
Mortgages Commercial [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	219,748	177,882
Mortgages Commercial [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	213,267	210,901
Mortgages Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	21,581	4,645
Mortgages Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	16,895	30,018
Mortgages Commercial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Mortgages Commercial [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	499,727	449,746
Mortgages Commercial [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	25,686	17,667
Mortgages Residential - first lien [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	286,972	256,173
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	201	652
Nonaccruing loans	4,847	3,801
Mortgages Residential - first lien [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Mortgages Residential - first lien [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,409	1,718
Mortgages Residential - first lien [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,506	1,409
Mortgages Residential - first lien [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	6,192	6,045
Mortgages Residential - first lien [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	1,127
Mortgages Residential - first lien [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	5,063	4,496
Mortgages Residential - first lien [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Mortgages Residential - first lien [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	14,170	14,795
Mortgages Residential - first lien [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	272,802	241,378
Mortgages Residential - junior lien [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	100,099	101,877
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	49	8
Nonaccruing loans	378	411
Mortgages Residential - junior lien [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Mortgages Residential - junior lien [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	2,560
Mortgages Residential - junior lien [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	253	576
Mortgages Residential - junior lien [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	389	269
Mortgages Residential - junior lien [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Mortgages Residential - junior lien [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	377	453
Mortgages Residential - junior lien [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	7
Mortgages Residential - junior lien [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,019	3,865
Mortgages Residential - junior lien [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	99,080	98,012
Consumer Automobile Indirect Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	283,836	227,541
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	412	165
Nonaccruing loans	0	0
Consumer Automobile Indirect Loan [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Automobile Indirect Loan [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	283,836	227,541
Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	18,323	25,583
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	14	69
Nonaccruing loans	0	100
Consumer Loan [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	386	913
Consumer Loan [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	974	0
Consumer Loan [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Loan [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Loan [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Loan [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	100
Consumer Loan [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Consumer Loan [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,360	1,013
Consumer Loan [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	16,963	24,570
Loans held for sale [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	21,113	7,556
Summary of nonaccruing loans and other nonperforming assets
Accruing loans 90 days or more delinquent	0	0
Nonaccruing loans	0	0
Loans held for sale [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Loans held for sale [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	21,113	7,556
Unallocated Financing Receivables [Member] | Superior [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Satisfactory [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Loss Subtotal [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	0	0
Unallocated Financing Receivables [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	$ 9,549	$ 7,634

Loans and Allowances for Loan Losses 4 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 11,894	$ 5,679
60-89 Days Past Due	7,317	1,319
90 Days or Greater	18,492	18,276
Total Past Due	37,703	25,274
Current	1,411,520	1,259,613
Total loans	1,449,223	1,284,887
>90 Days and Accruing	722	969	1,589
Non-Accrual Loans	17,770	17,307	21,243
Summary of information regarding impaired loans
Recorded investment at period end	17,770	17,307	21,655
Amount of specific related allowance at period end	603	1,138	674
Average investment during the period	19,014	20,394	21,862
Interest income recognized on a cash basis during the period	433	127	35
Commercial And Industrial Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,478	395
60-89 Days Past Due	3,811	432
90 Days or Greater	2,475	3,992
Total Past Due	8,764	4,819
Current	204,703	193,925
Total loans	213,467	198,744
>90 Days and Accruing	46	75
Non-Accrual Loans	2,429	3,917
Mortgages Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,365	2,184
60-89 Days Past Due	1,167	0
90 Days or Greater	10,116	9,078
Total Past Due	12,648	11,262
Current	512,765	456,151
Total loans	525,413	467,413
>90 Days and Accruing	0	0
Non-Accrual Loans	10,116	9,078
Mortgages Residential - first lien [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	4,369	633
60-89 Days Past Due	1,013	55
90 Days or Greater	5,048	4,453
Total Past Due	10,430	5,141
Current	276,542	251,032
Total loans	286,972	256,173
>90 Days and Accruing	201	652
Non-Accrual Loans	4,847	3,801
Mortgages Residential - junior lien [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	616	444
60-89 Days Past Due	511	91
90 Days or Greater	427	419
Total Past Due	1,554	954
Current	98,545	100,923
Total loans	100,099	101,877
>90 Days and Accruing	49	8
Non-Accrual Loans	378	411
Consumer Automobile Indirect Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,758	1,766
60-89 Days Past Due	701	653
90 Days or Greater	412	165
Total Past Due	3,871	2,584
Current	279,965	224,957
Total loans	283,836	227,541
>90 Days and Accruing	412	165
Non-Accrual Loans	0	0
Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	308	257
60-89 Days Past Due	114	88
90 Days or Greater	14	169
Total Past Due	436	514
Current	17,887	25,069
Total loans	18,323	25,583
>90 Days and Accruing	14	69
Non-Accrual Loans	0	100
Loans held for sale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days or Greater	0	0
Total Past Due	0	0
Current	21,113	7,556
Total loans	21,113	7,556
>90 Days and Accruing	0	0
Non-Accrual Loans	$ 0	$ 0

Loans and Allowances for Loan Losses 5 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 17,770	$ 17,307	$ 21,655
Unpaid Principal Balance	1,200	2,453	3,116
Sepcific Related Allowance	603	1,138	674
Average Recorded Investment	19,014	20,394	21,862
Interest Income Recognized	433	127	35
With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	16,570	14,854
Unpaid Principal Balance	18,950	16,997
Sepcific Related Allowance	0	0
Average Recorded Investment	15,426	11,811
Interest Income Recognized		127
With Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,200	2,453
Unpaid Principal Balance	1,369	2,607
Sepcific Related Allowance	603	1,138
Average Recorded Investment	3,588	8,583
Interest Income Recognized		0
With Specific And No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,770	17,307
Unpaid Principal Balance	20,319	19,604
Sepcific Related Allowance	603	1,138
Average Recorded Investment	19,014	20,394
Interest Income Recognized		127
Summary By Portfolio [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,770	17,307
Unpaid Principal Balance	20,319	19,604
Sepcific Related Allowance	603	1,138
Average Recorded Investment	19,014	20,394
Interest Income Recognized		127
Commercial And Industrial Loan [Member] | With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,592	2,541
Unpaid Principal Balance	2,042	3,048
Sepcific Related Allowance	0	0
Average Recorded Investment	1,604	1,401
Interest Income Recognized	202	0
Commercial And Industrial Loan [Member] | With Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	837	1,376
Unpaid Principal Balance	924	1,454
Sepcific Related Allowance	515	895
Average Recorded Investment	1,759	3,079
Interest Income Recognized	0	0
Commercial And Industrial Loan [Member] | Summary By Portfolio [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	12,545	12,995
Unpaid Principal Balance	14,818	15,095
Sepcific Related Allowance	603	1,138
Average Recorded Investment	14,022	15,046
Interest Income Recognized	314	114
Mortgages Commercial [Member] | With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,753	8,001
Unpaid Principal Balance	11,407	9,440
Sepcific Related Allowance	0	0
Average Recorded Investment	8,830	6,578
Interest Income Recognized	112	114
Mortgages Commercial [Member] | With Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	363	1,077
Unpaid Principal Balance	445	1,153
Sepcific Related Allowance	88	243
Average Recorded Investment	1,829	3,988
Interest Income Recognized	0	0
Mortgages Residential - first lien [Member] | With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,847	3,801
Unpaid Principal Balance	5,110	3,968
Sepcific Related Allowance	0	0
Average Recorded Investment	4,663	3,366
Interest Income Recognized	84	13
Mortgages Residential - first lien [Member] | With Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Sepcific Related Allowance	0	0
Average Recorded Investment	0	1,265
Interest Income Recognized	0	0
Mortgages Residential - junior lien [Member] | With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	378	411
Unpaid Principal Balance	391	439
Sepcific Related Allowance	0	0
Average Recorded Investment	329	390
Interest Income Recognized	33	0
Mortgages Residential - junior lien [Member] | With Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Sepcific Related Allowance	0	0
Average Recorded Investment	0	201
Interest Income Recognized	0	0
Consumer Automobile Indirect Loan [Member] | With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer Automobile Indirect Loan [Member] | With Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer Loan [Member] | With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	100
Unpaid Principal Balance	0	102
Sepcific Related Allowance	0	0
Average Recorded Investment	0	76
Interest Income Recognized	2	0
Consumer Loan [Member] | With Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Sepcific Related Allowance	0	0
Average Recorded Investment	0	50
Interest Income Recognized	0	0
Residential [Member] | Summary By Portfolio [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,225	4,212
Unpaid Principal Balance	5,501	4,407
Sepcific Related Allowance	0	0
Average Recorded Investment	4,992	5,222
Interest Income Recognized	117	13
Consumer And Other [Member] | With No Specific Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Unpaid Principal Balance	0
Sepcific Related Allowance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer And Other [Member] | Summary By Portfolio [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0	100
Unpaid Principal Balance	0	102
Sepcific Related Allowance	0	0
Average Recorded Investment	0	126
Interest Income Recognized	$ 2	$ 0

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premises and Equipment Details [Abstract]
Land and land improvements	$ 948	$ 948
Buildings and leasehold improvements	24,750	24,172
Furniture, fixtures and equipment	20,878	19,520
Less accumulated depreciation and amortization	31,457	28,539
Premises and equipment - net total	15,119	16,101
Land and land improvements	948	948
Buildings and leasehold improvements	24,750	24,172
Furniture, fixtures and equipment	20,878	19,520
Less accumulated depreciation and amortization	31,457	28,539
Premises and equipment - net total	$ 15,119	$ 16,101

Loan Servicing Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Servicing Asset At Fair Value And Amortized Value Balance [Roll Forward]
Servicing assets at amortized cost, Balance	$ 2,489	$ 2,222	$ 1,797
Servicing assets at fair value, Balance	3,244	3,418	2,893
Servicing asset at amortized value, Origination	1,332	762	914
Servicing asset at amortized value, Amortization	600	495	489
Servicing assets at amortized cost, Balance	3,221	2,489	2,222
Servicing assets at fair value, Balance	3,382	3,244	3,418
Sensitivity of fair value to change [abstract]
Weighted-average prepayment speed	33800.00%	32600.00%
Impact on Fair value of 20% adverse change	(268)	(278)
Impact on fair value of 20% positive change	376	371
Weighted-average current coupon for similar loans	407.00%	474.00%
Impact on fair value of 100 basis point adverse change	(591)	(695)
Impact on fair value of 100 basis point positive change	$ 698	$ 602

Time Deposits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Time Deposits By Maturity [Abstract]
TimeDepositMaturitiesYearOne	$ 234,774,000
TimeDepositMaturitiesYearTwo	97,201,000
TimeDepositMaturitiesYearThree	38,204,000
TimeDepositMaturitiesYearFour	161,000
TimeDepositMaturitiesYearFive	13,000
TimeDeposits100000OrMoreAbstract
TimeDeposits100000OrMore	157,589,000	165,311,000
InterestExpenseTimeDeposits100000OrMore	$ 1,678,000	$ 2,737,000	$ 4,118,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allocation of Income Taxes [Abstract]
Income from operations	$ 8,434	$ 6,178	$ 6,205
Stock option exercise included in stockholders' equity	(1,122)	0	(232)
Change in stockholders' equity for unrealized gain (loss) on securities available for sale	(329)	180	(483)
Change in stockholders' equity for unrealized gain (loss) on fair value of interest rate swap	(760)	(1,341)	180
Total allocated income tax	$ 6,223	$ 5,017	$ 5,670

Income Taxes 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Tax Expense (Benefit) [Abstract]
Current Federal	$ 8,260	$ 5,706	$ 5,882
Current State	1,502	1,046	1,086
Total Current	9,762	6,752	6,968
Deferred Federal	(1,262)	(347)	(513)
Deferred State	(66)	(227)	(250)
Total Deferred	(1,328)	(574)	(763)
Income taxes	$ 8,434	$ 6,178	$ 6,205

Income Taxes 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Expense And Rate [Abstract]
Tax expense at statutory rate of 35% (34.33% in 2009)	$ 9,468	$ 7,841	$ 8,351
Tax-exempt interest	1,991	2,251	2,487
Interest expense disallowance	48	78	117
State taxes, net of Federal benefit	933	532	543
Nondeductible operating expenses	59	62	33
Change in valuation allowance for deferred tax assets	(2)	(2)	(2)
Recovery of state allowance for loan losses	0	0	167
Other	81	82	183
Income taxes	$ 8,434	$ 6,178	$ 6,205
Effective tax rate	30.00%	28.00%	26.00%

Income Taxes 3 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses - books	$ 6,861	$ 6,377
Incentive stock and retirement plans	2,387	1,825
Stock options	75	75
Interest on nonaccrual loans	1,054	1,065
Retirement and other reserves	44	44
Gain on sale of premises and equipment books	612	671
Write-down of available-for-sale securities	184	184
Minority-owned entities	343	285
Net unrealized loss on interest rate swap	2,482	1,722
Others	197	342
Deferred tax assets before allowance	14,239	12,590
Valuation allowance	76	78
Deferred tax assets	14,163	12,512
Deferred tax liabilities:
Loan servicing rights	1,276	986
Intangible assets1	1,262	1,390
Depreciation1	370	969
Net unrealized gain on available for sale securities	495	833
Deferred tax liabilities	3,403	4,178
Net deferred tax asset	$ 10,760	$ 8,334

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic Earnings Per Share:
Net income applicable to common shareholders	$ 18,837	$ 16,312	$ 17,656
Weighted average common shares outstanding	1,887,102	1,888,229	1,888,080
Basic earnings per share	$ 9.98	$ 8.64	$ 9.35
Diluted Earnings Per Share:
Net income applicable to common shareholders	$ 18,837	$ 16,312	$ 17,656
Weighted average common shares outstanding	1,887,102	1,888,229	1,888,080
Effect of assumed exercise of stock options	42,258	35,548	31,112
Total	1,929,360	1,923,777	1,919,192
Diluted earnings per share	$ 9.76	$ 8.48	$ 9.2

Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future Lease Payments
OperatingLeasesFutureMinimumPaymentsReceivableCurrent	$ 2,465
OperatingLeasesFutureMinimumPaymentsReceivableInTwoYears	2,421
OperatingLeasesFutureMinimumPaymentsReceivableInThreeYears	2,316
OperatingLeasesFutureMinimumPaymentsReceivableInFourYears	2,301
OperatingLeasesFutureMinimumPaymentsReceivableInFiveYears	2,297
OperatingLeasesFutureMinimumPaymentsReceivableThereafter	$ 9,516

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notional Amount [Member]
Commitments to extend credit:
Commercial lines of credit	$ 134,054	$ 123,749
Commercial real estate and construction	36,257	37,174
Residential real estate at fixed rates	5,261	5,269
Home equity lines of credit	210,236	186,902
Unsecured personal lines of credit	23,492	16,326
Standby and commercial letters of credit	13,100	15,563
Commitments to sell real estate loans	21,113	7,556
Carrying Amount [Member]
Commitments to extend credit:
Commercial lines of credit	0	0
Commercial real estate and construction	0	0
Residential real estate at fixed rates	0	0
Home equity lines of credit	0	0
Unsecured personal lines of credit	0	0
Standby and commercial letters of credit	(192)	(233)
Commitments to sell real estate loans	$ 0	$ 0

Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Parent Company [Member]
Leverage Capital (Tier 1)
Leverage Capital (Tier 1)	$ 176,738	$ 167,136
Risk-weighted, period-end assets core capital (Tier 1)	73,745	67,525
Total Capital Tier 1 and 2	92,181	84,406
Tier One Leverage Capital to Average Assets	959.00%	990.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	400.00%	400.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	500.00%	500.00%
Core Capital
Core capital (Tier 1) Actual Regulatory	176,738	167,136
Core capital (Tier 1) Minimum Requirement	60,068	53,850
Core capital (Tier 1), Well-Capitalized	90,102	80,774
Ratio as percent of risk-weighted, period-end assets, Actual Regulatory	1177.00%	1242.00%
Ratio as percent of risk-weighted, period-end assets, Maximum Requirement	400.00%	400.00%
Ratio as percent of risk-weighted, period-end assets, Well-Capitalized	600.00%	600.00%
Total capital
Capital	194,085	183,257
Capital Required for Capital Adequacy	120,136	107,699
Capital Required to be Well Capitalized	150,170	134,624
Ratio total capital Actual Regulatory	1292.00%	1361.00%
Ration total capital Minimum Requirement	800.00%	800.00%
Ration total capital Well-Capitalized	1000.00%	1000.00%
Subsidiary of Common Parent [Member]
Leverage Capital (Tier 1)
Leverage Capital (Tier 1)	155,695	147,617
Risk-weighted, period-end assets core capital (Tier 1)	73,175	67,471
Total Capital Tier 1 and 2	91,469	84,339
Tier One Leverage Capital to Average Assets	851.00%	875.00%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	400.00%	400.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	500.00%	500.00%
Core Capital
Core capital (Tier 1) Actual Regulatory	155,695	147,617
Core capital (Tier 1) Minimum Requirement	58,937	52,700
Core capital (Tier 1), Well-Capitalized	88,405	79,049
Ratio as percent of risk-weighted, period-end assets, Actual Regulatory	1057.00%	1120.00%
Ratio as percent of risk-weighted, period-end assets, Maximum Requirement	400.00%	400.00%
Ratio as percent of risk-weighted, period-end assets, Well-Capitalized	600.00%	600.00%
Total capital
Capital	173,042	163,738
Capital Required for Capital Adequacy	117,874	105,399
Capital Required to be Well Capitalized	$ 147,342	$ 131,749
Ratio total capital Actual Regulatory	1174.00%	1243.00%
Ration total capital Minimum Requirement	800.00%	800.00%
Ration total capital Well-Capitalized	1000.00%	1000.00%

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net interest income	$ 65,603	$ 61,473	$ 61,141
Total other income	35,123	28,808	26,721
Provision for loan losses	4,300	3,775	6,150
Intangible amortization	1,504	1,187	995
Income before income taxes	27,051	22,103	23,861
Income taxes	8,434	6,178	6,205
Net (loss) attributable to noncontrolling interests	(220)	(387)	0
Total Assets	1,887,028	1,760,764
Bank [Member]
Segment Reporting Information [Line Items]
Net interest income	65,695	61,473	61,161
Total other income	29,760	24,510	22,553
Total revenues	95,455	85,983	83,714
Provision for loan losses	4,300	3,775	6,150
Intangible amortization	182	250	217
Other operating expenses	59,344	57,336	51,860
Total expenses	63,826	61,361	58,227
Income before income taxes	31,629	24,622	25,487
Income taxes	8,677	6,178	6,205
Net income	22,952	18,444
Net (loss) attributable to noncontrolling interests	6	6
Net Income Attributted To Canandaigua National Corporation	22,946	18,438	19,282
Total Assets	1,863,603	1,738,994	1,646,733
CNBM [Member]
Segment Reporting Information [Line Items]
Net interest income	7	7	12
Total other income	7,171	3,890	4,187
Total revenues	7,178	3,897	4,199
Provision for loan losses	0	0	0
Intangible amortization	0	0	0
Other operating expenses	2,974	2,272	2,122
Total expenses	2,974	2,272	2,122
Income before income taxes	4,204	1,625	2,077
Income taxes	1,641	651	775
Net income	2,563	974
Net (loss) attributable to noncontrolling interests	0	0
Net Income Attributted To Canandaigua National Corporation	2,563	974	1,302
Total Assets	11,711	10,180	13,537
GVT [Member]
Segment Reporting Information [Line Items]
Net interest income	9	11	(8)
Total other income	3,688	3,863	3,873
Total revenues	3,697	3,874	3,865
Provision for loan losses	0	0	0
Intangible amortization	630	937	778
Other operating expenses	3,114	3,078	3,471
Total expenses	3,744	4,015	4,249
Income before income taxes	(47)	(141)	(384)
Income taxes	(19)	(69)	62
Net income	(28)	(72)
Net (loss) attributable to noncontrolling interests	0	0
Net Income Attributted To Canandaigua National Corporation	(28)	(72)	(446)
Total Assets	16,352	14,450	16,786
OBS [Member]
Segment Reporting Information [Line Items]
Net interest income	(92)	0
Total other income	3,064	187
Total revenues	2,972	187
Provision for loan losses	0	0
Intangible amortization	692	0
Other operating expenses	3,169	1,309
Total expenses	3,861	1,309
Income before income taxes	(889)	(1,122)
Income taxes	(243)	0
Net income	(646)	(1,122)
Net (loss) attributable to noncontrolling interests	(226)	(393)
Net Income Attributted To Canandaigua National Corporation	(420)	(729)
Total Assets	10,464	14,919
Intersegment [Member]
Segment Reporting Information [Line Items]
Net interest income	(16)	(18)	(24)
Total other income	(8,560)	(3,642)	(3,892)
Total revenues	(8,576)	(3,660)	(3,916)
Provision for loan losses	0	0	0
Intangible amortization	0	0	0
Other operating expenses	(730)	(779)	(597)
Total expenses	(730)	(779)	(597)
Income before income taxes	(7,846)	(2,881)	(3,319)
Income taxes	(1,622)	(582)	(837)
Net income	(6,224)	(2,299)
Net (loss) attributable to noncontrolling interests	0	0
Net Income Attributted To Canandaigua National Corporation	(6,224)	(2,299)	(2,482)
Total Assets	$ (15,102)	$ (17,779)	$ (15,552)

Condensed Financial Information Parent Company Only (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash in subsidiary bank	$ 5,815	$ 6,825
Cash in other banks	6,311	4,430
Securities available for sale	1,145	946
Investment in Bank	157,512	150,301
Investment in nonbank subsidiaries	26,054	27,993
Other assets1	5,709	6,984
Total assets	202,546	197,479
Liabilities:
Junior subordinated debentures 1	51,547	51,547
Other Liabilities 1	6,636	10,694
Total liabilities	58,183	62,241
Stockholders' Equity	144,363	135,238
Total liabilities and stockholders' equity	$ 202,546	$ 197,479

Condensed Financial Information Parent Company Only 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement Parent Only
Dividends from Bank	$ (15,600)	$ (12,960)	$ (7,200)
Other Income 1	(79)	(64)	(56)
Loss on securities available for sale	0	34	40
Interest and other expenses	(2,461)	(2,722)	(3,105)
Income before undistributed income of subsidiaries	13,218	10,268	4,111
Undistributed current year income of subsidiaries	(6,012)	(6,001)	(13,540)
Income before taxes	(19,230)	(16,269)	(17,651)
Income tax benefit	(393)	43	5
Net income	$ (18,837)	$ (16,312)	$ (17,656)

Condensed Financial Information Parent Company Only 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income 1	$ (18,837)	$ (16,312)	$ (17,656)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation, amortization and accretion 1	0	0	(24)
Undistributed current year earnings of subsidiaries	6,012	6,001	13,540
Loss on securities available for sale 1	0	(34)	(40)
Other1	1,224	2,935	(1,432)
Net cash provided by operating activities	(11,601)	(7,410)	(5,612)
Cash flows from investing activities:
Proceeds transactions of securities available for sale	0	(62)	(1,499)
Acquisition of company	2,500	2,250	0
Investment in subsidiaries	0	5	501
Purchases of other investments, net	0	0	331
Fixed assets sold to subsidiary	0	0	(453)
Net cash (used in) provided by investing activities	2,500	2,193	(1,120)
Cash flows from financing activities:
Payments for treasury stock transactions, net	151	173	147
Tax benefit from stock option exercise 1	(1,122)	0	(232)
Change in noncontrolling interest, net	226	(2,364)	0
Dividends paid 1	8,975	5,405	5,121
Net cash (used in) provided by financing activities	8,230	3,214	5,036
Net increase (decrease) in cash	(871)	(2,003)	(1,696)
Cash at beginning of year		11,255	9,252	7,556
Cash at end of year	$ 12,126	$ 11,255	$ 9,252

Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Assets:
Available-for-sale Securities	$ 102,774	$ 114,258
- Held-to-maturity	175,850	167,225
Servicing Asset at Fair Value, Amount	3,382	3,244	3,418	2,893
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Assets:
Cash and equivalents	91,159	126,740
Available-for-sale Securities	102,774	114,258
- Held-to-maturity	175,850	167,225
FHLB stock and Federal Reserve Bank stock	2,733	2,656
Loans-net	1,441,455	1,276,426
Servicing Asset at Fair Value, Amount	3,221	2,489
Deposits:
Borrowings	4,296	0
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Letter of Credit [Member]
Other financial instruments:
Other financial instruments	(192)	(233)
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Interest Rate Swap [Member]
Other financial instruments:
Other financial instruments	(6,162)	(4,415)
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Demand Savings And Money Market Accounts [Member]
Deposits:
Deposits	1,292,510	1,148,406
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Bank Time Deposits [Member]
Deposits:
Deposits	370,353	398,204
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Junior Subordinated Debt [Member]
Deposits:
Junior subordinated debentures	51,547	51,547
Portion at Fair Value, Fair Value Disclosure [Member]
Financial Assets:
Cash and equivalents	91,159	126,740
Available-for-sale Securities	102,774	114,258
- Held-to-maturity	180,015	172,517
FHLB stock and Federal Reserve Bank stock	2,733	2,656
Loans-net	1,505,003	1,308,531
Servicing Asset at Fair Value, Amount	3,382	3,244
Deposits:
Borrowings	4,312	0
Portion at Fair Value, Fair Value Disclosure [Member] | Letter of Credit [Member]
Other financial instruments:
Other financial instruments	(192)	(233)
Portion at Fair Value, Fair Value Disclosure [Member] | Interest Rate Swap [Member]
Other financial instruments:
Other financial instruments	(6,162)	(4,415)
Portion at Fair Value, Fair Value Disclosure [Member] | Demand Savings And Money Market Accounts [Member]
Deposits:
Deposits	1,292,510	1,148,406
Portion at Fair Value, Fair Value Disclosure [Member] | Bank Time Deposits [Member]
Deposits:
Deposits	372,226	393,583
Portion at Fair Value, Fair Value Disclosure [Member] | Junior Subordinated Debt [Member]
Deposits:
Junior subordinated debentures	$ 51,547	$ 52,185

Fair Values Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Securities available for sale, beginning balance	$ 799	$ 958
Securities transferred to Level 2 during period	704
Realized loss included in operations		(34)
Unrealized gain included in other comprehensive income	25	(125)
Securities available for sale, end of balance	120	799
Fair Value, Inputs, Level 1 [Member] | Government Sponsored enterprise obligations [Member]
Assets
Total assets		0
Fair Value, Inputs, Level 1 [Member] | State and municipal obligations [Member]
Assets
Total assets		0
Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Liabilities
Total liabilities		0
Fair Value, Inputs, Level 2 [Member] | Wholly Owned Properties [Member]
Assets
Total assets		0
Fair Value, Inputs, Level 3 [Member] | US Treasury [Member]
Assets
Total assets	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury [Member]
Assets
Total assets	500	502
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Government Sponsored enterprise obligations [Member]
Assets
Total assets	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | State and municipal obligations [Member]
Assets
Total assets	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Other Debt Obligations [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Liabilities
Total liabilities	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Letter of Credit [Member]
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Government Sponsored enterprise obligations [Member]
Assets
Total assets	60,176	56,125
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | State and municipal obligations [Member]
Assets
Total assets	38,686	55,425
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Other Debt Obligations [Member]
Assets
Total assets	3,292	1,407
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Liabilities
Total liabilities	6,162	4,415
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Letter of Credit [Member]
Liabilities
Total liabilities	192	233
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury [Member]
Assets
Total assets		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Government Sponsored enterprise obligations [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | State and municipal obligations [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Other Debt Obligations [Member]
Assets
Total assets	120	799
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member]
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Letter of Credit [Member]
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | US Treasury [Member]
Assets
Total assets	500	502
Fair Value, Measurements, Recurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Government Sponsored enterprise obligations [Member]
Assets
Total assets	60,176	56,125
Fair Value, Measurements, Recurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | State and municipal obligations [Member]
Assets
Total assets	38,686	55,425
Fair Value, Measurements, Recurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Other Debt Obligations [Member]
Assets
Total assets	3,412	2,206
Fair Value, Measurements, Recurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Interest Rate Swap [Member]
Liabilities
Total liabilities	6,162	4,415
Fair Value, Measurements, Recurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Letter of Credit [Member]
Liabilities
Total liabilities	192	233
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Loans held for sale [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Collateral Dependent Impaired Loans [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Wholly Owned Properties [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member] | Servicing Contracts [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Loans held for sale [Member]
Assets
Total assets	21,113	7,556
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Collateral Dependent Impaired Loans [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Wholly Owned Properties [Member]
Assets
Total assets	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member] | Servicing Contracts [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Loans held for sale [Member]
Assets
Total assets	0	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Collateral Dependent Impaired Loans [Member]
Assets
Total assets	1,200	2,453
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Wholly Owned Properties [Member]
Assets
Total assets	3,556	4,235
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Servicing Contracts [Member]
Assets
Total assets	3,221	2,489
Fair Value, Measurements, Nonrecurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Loans held for sale [Member]
Assets
Total assets	21,113	7,556
Fair Value, Measurements, Nonrecurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Collateral Dependent Impaired Loans [Member]
Assets
Total assets	1,200	2,453
Fair Value, Measurements, Nonrecurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Wholly Owned Properties [Member]
Assets
Total assets	3,556	4,235
Fair Value, Measurements, Nonrecurring [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Servicing Contracts [Member]
Assets
Total assets	$ 3,221	$ 2,489